UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Capital and Income	.76%
Actual		$ 1,000.00	$ 1,060.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.58%
Actual		$ 1,000.00	$ 1,061.20	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	3.8	2.8
GMAC LLC	2.3	1.9
Digicel Group Ltd.	2.2	1.9
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.8	2.2
Intelsat Bermuda Ltd.	1.8	2.4
	11.9
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	16.3	14.6
Energy	8.4	8.6
Technology	8.2	9.8
Automotive	5.9	6.4
Metals/Mining	5.0	4.5
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.4%	AAA,AA,A 0.7%
BBB 2.4%	BBB 2.6%
BB 17.6%	BB 13.4%
B 33.2%	B 31.4%
CCC,CC,C 19.6%	CCC,CC,C 23.8%
D 0.0% *	D 0.8%
Not Rated 4.2%	Not Rated 4.8%
Equities 17.2%	Equities 16.6%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 5.9%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 65.7%		Nonconvertible Bonds 63.2%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 16.3%		Common Stocks 15.7%
	Floating Rate Loans 10.6%		Floating Rate Loans 13.0%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	16.4%	** Foreign investments	14.2%

Semiannual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 66.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Energy - 0.5%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 9,169
Chesapeake Energy Corp. 2.5% 5/15/37	58,270	50,246
		59,415
Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (h)	15,710	14,974
Metals/Mining - 0.5%
Massey Energy Co. 3.25% 8/1/15	65,350	62,364
TOTAL CONVERTIBLE BONDS		136,753
Nonconvertible Bonds - 65.7%
Aerospace - 0.8%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	2,767
12% 11/1/14 pay-in-kind	5,196	5,222
Hexcel Corp. 6.75% 2/1/15	10,710	10,897
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	57,001
13.5% 12/1/15 pay-in-kind (h)	21,326	23,299
		99,186
Air Transportation - 1.9%
Air Canada 9.25% 8/1/15 (h)	20,835	21,825
American Airlines, Inc. equipment trust certificate 13% 8/1/16	16,846	20,047
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,398	26,765
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	3,998	3,998
Continental Airlines, Inc. 7.25% 11/10/19	19,285	21,985
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	0
9.5% 9/15/14 (h)	5,358	5,907
10% 8/15/08 (a)	6,280	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	43,187	46,210
8.021% 8/10/22	21,805	22,731
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	0
8.875% 6/1/06 (a)	5,900	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	$ 11,533	$ 12,138
8.028% 11/1/17	4,347	4,455
United Air Lines, Inc.:
9.875% 8/1/13 (h)	8,035	8,839
12% 11/1/13 (h)	12,810	14,667
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	30,484	35,361
		244,928
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,920	3,245
Automotive - 2.8%
Accuride Corp. 9.5% 8/1/18 (h)	2,195	2,387
Affinia Group, Inc. 9% 11/30/14	10,625	10,944
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,605
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (h)	6,450	6,893
Ford Motor Credit Co. LLC:
6.625% 8/15/17	33,185	37,001
7% 10/1/13	21,240	23,168
8% 6/1/14	19,585	21,935
12% 5/15/15	47,160	60,601
General Motors Acceptance Corp. 8% 11/1/31	28,080	30,590
General Motors Corp.:
6.75% 5/1/28 (d)	38,530	12,908
7.7% 4/15/16 (d)	22,905	7,902
Lear Corp.:
7.875% 3/15/18	5,000	5,413
8.125% 3/15/20	5,550	6,133
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	11,322
Stoneridge, Inc. 9.5% 10/15/17 (h)	7,790	8,033
Tenneco, Inc.:
7.75% 8/15/18 (h)	5,215	5,593
8.125% 11/15/15	4,575	4,850
8.625% 11/15/14	42,537	43,813
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,902
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	18,515	19,765
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	1,461
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive, Inc.: - continued
7.25% 3/15/17 (h)	$ 960	$ 1,022
8.875% 12/1/17 (h)	5,865	6,466
		357,707
Banks and Thrifts - 4.2%
Ally Financial, Inc. 7.5% 9/15/20 (h)	64,550	69,714
Bank of America Corp.:
8% (j)	20,770	20,666
8.125% (j)	28,615	28,758
CIT Group, Inc.:
7% 5/1/13	7,164	7,254
7% 5/1/14	10,747	10,800
7% 5/1/15	10,747	10,747
7% 5/1/16	17,911	17,866
7% 5/1/17	25,075	24,950
General Motors Acceptance Corp. 6.75% 12/1/14	44,965	46,764
GMAC LLC:
6.75% 12/1/14	16,305	17,039
8% 11/1/31	257,390	280,538
Wells Fargo & Co. 7.98% (j)	7,850	8,282
		543,378
Broadcasting - 1.1%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	7,351
5.5% 9/15/14	9,650	6,634
5.5% 12/15/16	9,055	4,912
5.75% 1/15/13	15,185	13,667
6.25% 3/15/11	655	653
6.875% 6/15/18	6,135	3,160
10.75% 8/1/16	57,300	43,978
11% 8/1/16 pay-in-kind (j)	18,210	13,612
Gray Television, Inc. 10.5% 6/29/15	7,230	7,501
Sinclair Television Group, Inc. 8.375% 10/15/18 (h)	11,895	12,311
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,791
		144,570
Building Materials - 0.4%
General Cable Corp. 7.125% 4/1/17	3,350	3,434
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Headwaters, Inc. 11.375% 11/1/14	$ 3,945	$ 4,290
Nortek, Inc. 11% 12/1/13	36,024	38,366
		46,090
Cable TV - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (h)	10,605	11,241
8.125% 4/30/20 (h)	25,275	27,297
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	23,590	25,182
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	26,113	31,271
EchoStar Communications Corp. 7.125% 2/1/16	107,205	113,509
Videotron Ltd. 6.875% 1/15/14	3,630	3,689
		212,189
Capital Goods - 0.2%
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,181
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,816
Terex Corp. 10.875% 6/1/16	19,250	22,041
		31,038
Chemicals - 1.8%
Ashland, Inc. 9.125% 6/1/17	9,595	11,082
Chemtura Corp. 6.875% 6/1/16 (d)	4,540	6,243
Ferro Corp. 7.875% 8/15/18	9,585	10,136
Georgia Gulf Corp. 9% 1/15/17 (h)	11,390	12,301
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (h)	4,930	5,127
LBI Escrow Corp. 8% 11/1/17 (h)	25,850	28,306
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,638
Momentive Performance Materials, Inc.:
9% 1/15/21 (h)	9,995	10,395
9.75% 12/1/14	22,345	23,545
10.125% 12/1/14 pay-in-kind (j)	38,041	40,133
NOVA Chemicals Corp. 3.7476% 11/15/13 (j)	6,425	6,313
OMNOVA Solutions, Inc. 7.875% 11/1/18 (h)	3,675	3,753
OXEA Finance & Cy SCA 9.5% 7/15/17 (h)	12,740	14,014
PolyOne Corp. 7.375% 9/15/20	6,165	6,550
Solutia, Inc.:
7.875% 3/15/20	7,850	8,635
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.: - continued
8.75% 11/1/17	$ 4,270	$ 4,761
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	8,080
TPC Group LLC 8.25% 10/1/17 (h)	7,325	7,710
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	20,218
		229,940
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	2,335	2,630
American Achievement Corp. 10.875% 4/15/16 (h)	9,945	10,194
Easton-Bell Sports, Inc. 9.75% 12/1/16	5,640	6,148
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,818
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Reddy Ice Corp.:
11.25% 3/15/15	16,670	17,337
13.25% 11/1/15	15,537	12,663
Revlon Consumer Products Corp. 9.75% 11/15/15	14,575	15,194
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	9,560	9,871
9% 4/15/19 (h)	10,945	11,328
Sealy Mattress Co. 10.875% 4/15/16 (h)	5,858	6,766
		94,974
Containers - 0.8%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,759
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	3,980	4,209
9.125% 10/15/20 (h)	14,035	14,877
Berry Plastics Corp. 8.25% 11/15/15	15,375	16,202
Berry Plastics Holding Corp.:
4.1672% 9/15/14 (j)	2,415	2,137
8.875% 9/15/14	22,705	22,648
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (h)(j)	12,270	12,270
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,484
7.5% 12/15/96	17,610	14,088
Solo Cup Co. 8.5% 2/15/14	10,300	9,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Vitro SAB de CV:
8.625% 2/1/12 (d)	$ 4,980	$ 2,552
9.125% 2/1/17 (d)	10,510	5,386
		108,882
Diversified Financial Services - 3.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	5,214
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,693	1,689
GMAC, Inc. 8% 3/15/20 (h)	89,345	97,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	64,055	65,817
8% 1/15/18	64,055	65,817
Ineos Finance PLC 9% 5/15/15 (h)	9,695	10,252
International Lease Finance Corp.:
5.65% 6/1/14	30,989	30,989
6.375% 3/25/13	15,690	16,161
6.5% 9/1/14 (h)	4,330	4,666
6.75% 9/1/16 (h)	15,460	16,851
7.125% 9/1/18 (h)	30,925	34,018
8.625% 9/15/15 (h)	28,470	31,958
8.75% 3/15/17 (h)	42,465	48,304
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	8,680	8,767
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	28,520	30,338
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	13,020	13,003
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	14,860	17,070
		498,747
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	5,505	5,945
Series B 9.25% 12/15/17	22,025	24,062
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,613
Liberty Media Corp.:
8.25% 2/1/30	20,315	20,340
8.5% 7/15/29	13,600	13,617
MDC Partners, Inc. 11% 11/1/16	3,250	3,608
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (h)	24,575	25,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 18,515	$ 21,200
11.625% 2/1/14	9,580	10,969
		136,851
Electric Utilities - 1.7%
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,308
Energy Future Holdings Corp.:
10% 1/15/20 (h)	31,425	32,761
10.875% 11/1/17	47,680	35,045
12% 11/1/17 pay-in-kind (j)	20,877	11,991
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	95,581	99,643
Intergen NV 9% 6/30/17 (h)	23,300	25,164
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,510	4,578
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	178
		217,668
Energy - 7.2%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,918
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	5,101
ATP Oil & Gas Corp. 11.875% 5/1/15 (h)	117,725	108,307
Berry Petroleum Co.:
8.25% 11/1/16	13,210	14,003
10.25% 6/1/14	8,525	9,846
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (h)	7,765	7,814
Chaparral Energy, Inc.:
8.5% 12/1/15	20,100	20,100
9.875% 10/1/20 (h)	6,150	6,450
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	31,931
6.875% 11/15/20	12,540	13,355
9.5% 2/15/15	11,255	13,056
Complete Production Services, Inc. 8% 12/15/16	11,475	12,077
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	23,770
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,844
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	17,995	19,435
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,821
9.75% 3/1/16	6,305	7,140
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 21,735	$ 22,387
Edgen Murray Corp. 12.25% 1/15/15	31,925	26,019
Energy Transfer Equity LP 7.5% 10/15/20	34,275	37,319
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	0
6.4% 7/15/06 (d)	3,270	0
6.625% 11/15/05 (d)	13,290	0
6.725% 11/17/08 (d)(j)	4,095	0
6.75% 8/1/09 (d)	3,320	0
6.875% 10/15/07 (d)	8,050	0
6.95% 7/15/28 (d)	7,270	0
7.125% 5/15/07 (d)	1,390	0
7.375% 5/15/19 (d)	8,400	0
7.875% 6/15/03 (d)	1,390	0
9.125% 4/1/03 (d)	285	0
9.875% 6/5/03 (d)	1,268	0
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,580
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	1,220	946
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	14,070	14,633
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	0
LINN Energy LLC:
7.75% 2/1/21 (h)	32,375	33,549
8.625% 4/15/20 (h)	34,825	37,611
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,315
8% 5/15/17	20,325	22,459
11.75% 6/30/16	19,080	23,993
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20 (i)	6,275	6,416
OPTI Canada, Inc.:
7.875% 12/15/14	34,255	25,691
8.25% 12/15/14	5,025	3,769
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	20,087
Petroleum Development Corp. 12% 2/15/18	21,910	24,539
Pioneer Drilling Co. 9.875% 3/15/18	12,300	12,915
Plains Exploration & Production Co. 10% 3/1/16	17,695	20,261
Pride International, Inc. 6.875% 8/15/20	10,685	12,101
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,336
Rosetta Resources, Inc. 9.5% 4/15/18	12,950	13,548
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 32,148	$ 34,656
8% 3/1/32	17,820	20,554
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,939
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17	16,260	19,106
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,494
7.5% 4/1/17	6,635	7,808
7.625% 4/1/37	7,450	8,355
8.375% 6/15/32	6,100	7,224
Venoco, Inc. 11.5% 10/1/17	19,165	20,411
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	27,901
		927,761
Entertainment/Film - 0.3%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (h)	9,985	10,909
MCE Finance Ltd. 10.25% 5/15/18 (h)	27,575	31,160
		42,069
Environmental - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	5,760	6,365
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (h)	11,955	13,091
		19,456
Food and Drug Retail - 0.6%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	5,045
Rite Aid Corp.:
8% 8/15/20 (h)	24,580	25,195
8.625% 3/1/15	3,410	2,984
9.375% 12/15/15	12,780	11,055
9.5% 6/15/17	18,995	16,051
9.75% 6/12/16	12,315	13,393
10.25% 10/15/19	6,140	6,493
		80,216
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	23,099
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Michael Foods Group, Inc. 9.75% 7/15/18 (h)	$ 6,535	$ 7,123
NBTY, Inc. 9% 10/1/18 (h)	16,770	17,860
Simmons Foods, Inc. 10.5% 11/1/17 (h)	9,445	9,445
Smithfield Foods, Inc. 10% 7/15/14 (h)	21,185	24,628
		82,313
Gaming - 2.7%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	9,099
Harrah's Escrow Corp. 12.75% 4/15/18 (h)	27,665	27,458
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	24,019
MGM Mirage, Inc.:
5.875% 2/27/14	26,680	23,745
6.625% 7/15/15	50,390	43,839
6.75% 4/1/13	12,885	12,498
6.875% 4/1/16	12,170	10,527
7.5% 6/1/16	35,290	31,320
7.625% 1/15/17	17,315	15,324
9% 3/15/20 (h)	12,600	13,829
10.375% 5/15/14	5,900	6,667
11.125% 11/15/17	2,160	2,484
MGM Resorts International:
10% 11/1/16 (h)	30,665	30,205
11.375% 3/1/18	20,000	20,650
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	11,770	8,092
11.5% 11/1/17 (h)	26,760	24,084
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	6,012
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	4
6.5% 2/1/14 (d)	58,215	146
6.625% 3/15/18 (d)	60,505	151
6.875% 3/1/16 (d)	64,220	161
7.75% 8/15/16 (d)	65,520	7
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	2,645	1,190
12.75% 1/15/13 (d)	4,965	6
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	$ 5,116	$ 2,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (h)	28,660	31,096
		345,401
Healthcare - 2.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14	27,800	30,719
Capella Healthcare, Inc. 9.25% 7/1/17 (h)	12,115	13,205
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,642
DaVita, Inc.:
6.375% 11/1/18	15,030	15,368
6.625% 11/1/20	13,005	13,330
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	22,375	22,711
Gentiva Health Services, Inc. 11.5% 9/1/18 (h)	19,175	21,045
HCA, Inc.:
5.75% 3/15/14	13,098	13,294
6.25% 2/15/13	6,490	6,750
6.375% 1/15/15	4,250	4,383
6.75% 7/15/13	6,490	6,750
Invacare Corp. 9.75% 2/15/15	7,340	7,835
InVentiv Health, Inc. 10% 8/15/18 (h)	3,060	3,083
LifePoint Hospitals, Inc. 6.625% 10/1/20 (h)	13,530	14,223
Mylan, Inc.:
7.625% 7/15/17 (h)	14,010	15,481
7.875% 7/15/20 (h)	25,280	28,187
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (h)	11,905	12,322
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (h)	18,270	18,818
Rotech Healthcare, Inc. 10.75% 10/15/15 (h)	13,640	13,913
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	4,000	4,140
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,132
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,643
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	2,834	2,908
UHS Escrow Corp. 7% 10/1/18 (h)	3,425	3,579
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,534
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP 6.5% 6/1/16	$ 3,670	$ 3,835
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	37,096	39,321
		334,151
Homebuilding/Real Estate - 0.7%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (h)	10,580	10,686
11.625% 6/15/17	24,975	28,971
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	24,179
Realogy Corp.:
10.5% 4/15/14	9,074	8,189
11.75% 4/15/14 pay-in-kind (j)	14,152	12,601
		84,626
Insurance - 0.4%
American International Group, Inc.:
5.45% 5/18/17	15,990	16,610
5.85% 1/16/18	5,625	5,948
8.25% 8/15/18	19,120	22,825
USI Holdings Corp. 4.2513% 11/15/14 (h)(j)	3,495	3,023
		48,406
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	21,230	22,292
GWR Operating Partnership LLP 10.875% 4/1/17 (h)	15,820	16,749
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	19,477
		58,518
Metals/Mining - 2.5%
Aleris International, Inc.:
6% 6/1/20 (h)	151	710
9.75% 12/15/14 pay-in-kind (d)(j)	12,670	1
Arch Coal, Inc. 7.25% 10/1/20	5,620	6,126
CONSOL Energy, Inc.:
8% 4/1/17 (h)	23,400	25,565
8.25% 4/1/20 (h)	24,035	26,679
Drummond Co., Inc. 9% 10/15/14 (h)	7,700	8,201
FMG Finance Property Ltd.:
10% 9/1/13 (h)	21,855	27,209
10.625% 9/1/16 (h)	73,870	108,958
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)	30,545	31,309
International Coal Group, Inc. 9.125% 4/1/18	12,695	13,806
Novelis, Inc. 11.5% 2/15/15	4,535	5,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.875% 11/1/26	$ 26,690	$ 30,560
Severstal Columbus LLC 10.25% 2/15/18 (h)	25,330	26,850
Teck Resources Ltd. 10.25% 5/15/16	9,267	11,445
		322,680
Paper - 1.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	57,010	61,001
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	16,153
Clearwater Paper Corp. 7.125% 11/1/18 (h)	4,110	4,295
Georgia-Pacific LLC 5.4% 11/1/20 (h)	21,715	21,986
Glatfelter 7.125% 5/1/16	2,400	2,472
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	4,535	0
NewPage Corp.:
6.7156% 5/1/12 (j)	8,670	4,855
11.375% 12/31/14	18,665	17,825
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	22,675	0
Stone Container Corp. 8.375% 7/1/12 (d)	11,660	0
Temple-Inland, Inc. 6.625% 1/15/16	630	673
		129,260
Publishing/Printing - 1.3%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	14,010
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,365
The Reader's Digest Association, Inc. 9.5% 2/15/17 (h)(j)	47,450	47,450
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	87,555	90,619
		162,444
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	9,081
7.625% 12/1/13	7,670	7,958
12.5% 4/1/16	6,550	7,926
		24,965
Restaurants - 0.7%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	34,305	36,964
DineEquity, Inc. 9.5% 10/30/18 (h)	17,325	18,429
Landry's Restaurants, Inc. 11.625% 12/1/15	5,235	5,601
Landrys Holdings, Inc. 11.5% 6/1/14 (h)	10,835	10,077
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	17,655	19,067
		90,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 1.0%
Aircastle Ltd. 9.75% 8/1/18	$ 6,195	$ 6,753
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18	8,885	9,541
Brickman Group Holdings, Inc. 9.125% 11/1/18 (h)	6,755	6,958
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (h)	10,005	10,805
7.875% 7/15/20 (h)	13,340	14,541
Garda World Security Corp. 9.75% 3/15/17 (h)	8,160	8,772
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,998
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	29,215	26,732
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,251
NCO Group, Inc. 11.875% 11/15/14	9,865	8,780
Penhall International Corp. 12% 8/1/14 (d)(h)	6,510	3,255
The Geo Group, Inc. 7.75% 10/15/17	3,000	3,278
United Rentals North America, Inc. 8.375% 9/15/20	23,315	23,723
		129,387
Shipping - 0.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)	10,970	11,436
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	9,590	10,213
9.5% 12/15/14	23,110	23,977
Teekay Corp. 8.5% 1/15/20	13,815	15,369
Trico Shipping AS 11.875% 11/1/14 (h)	35,175	29,195
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,465
Western Express, Inc. 12.5% 4/15/15 (h)	11,540	11,063
		110,718
Specialty Retailing - 0.5%
Claire's Stores, Inc.:
9.25% 6/1/15	5,430	5,091
9.625% 6/1/15 pay-in-kind (j)	11,982	10,921
Sears Holdings Corp. 6.625% 10/15/18 (h)	54,855	54,515
		70,527
Steels - 0.0%
RathGibson, Inc. 11.25% 2/15/14 (d)	11,106	58
Super Retail - 0.5%
Michaels Stores, Inc. 7.75% 11/1/18 (h)	29,320	29,063
Sonic Automotive, Inc. 9% 3/15/18	7,115	7,400
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	$ 24,866	$ 25,363
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	3,210	3,451
		65,277
Technology - 2.6%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (h)	5,570	5,904
8.125% 12/15/17	13,000	14,073
Amkor Technology, Inc. 7.375% 5/1/18 (h)	12,685	13,192
Avago Technologies Finance Ltd. 11.875% 12/1/15	25,080	26,679
Brocade Communications Systems, Inc.:
6.625% 1/15/18	4,245	4,542
6.875% 1/15/20	4,245	4,585
Ceridian Corp. 11.25% 11/15/15	18,535	17,933
Freescale Semiconductor, Inc. 10.75% 8/1/20 (h)	11,690	12,128
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	76,536
6.5% 1/15/28	31,722	26,409
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (h)	8,475	9,068
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	11,365	12,388
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	2,971
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	22,395
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,755
Telcordia Technologies, Inc. 11% 5/1/18 (h)	22,900	22,614
Unisys Corp.:
12.5% 1/15/16	15,080	16,890
12.75% 10/15/14 (h)	2,160	2,506
14.25% 9/15/15 (h)	1,732	2,113
Viasystems, Inc. 12% 1/15/15 (h)	15,180	16,983
		334,664
Telecommunications - 15.6%
Citizens Communications Co.:
7.125% 3/15/19	9,315	9,967
7.875% 1/15/27	12,690	13,071
9% 8/15/31	18,030	20,103
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	66,275	73,565
Clearwire Escrow Corp. 12% 12/1/15 (h)	15,990	17,749
Digicel Group Ltd.:
8.875% 1/15/15 (h)	84,295	85,559
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (h)(j)	$ 34,404	$ 35,006
10.5% 4/15/18 (h)	101,770	111,693
12% 4/1/14 (h)	34,455	39,968
DigitalGlobe, Inc. 10.5% 5/1/14	10,935	12,329
Frontier Communications Corp.:
8.25% 4/15/17	28,365	32,336
8.5% 4/15/20	46,920	54,193
8.75% 4/15/22	10,455	12,193
GeoEye, Inc. 9.625% 10/1/15	4,005	4,466
Global Crossing Ltd. 12% 9/15/15	12,175	13,849
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,573
Intelsat Bermuda Ltd.:
11.25% 2/4/17	75,280	80,550
12% 2/4/17 pay-in-kind (j)	144,489	154,330
Intelsat Corp.:
9.25% 8/15/14	24,885	25,694
9.25% 6/15/16	28,330	30,208
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	17,865
9.5% 6/15/16	61,522	65,601
11.5% 6/15/16	10,045	10,874
Intelsat Ltd. 11.25% 6/15/16	68,520	74,516
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,449
Millicom International Cellular SA 10% 12/1/13	14,815	15,062
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	45,635
7.375% 8/1/15	25,105	25,199
NII Capital Corp. 10% 8/15/16	51,970	58,921
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,524
Qwest Communications International, Inc. 7.125% 4/1/18 (h)	24,980	26,416
Sprint Capital Corp.:
6.875% 11/15/28	242,996	229,024
6.9% 5/1/19	46,640	47,689
8.75% 3/15/32	187,145	205,392
Sprint Nextel Corp. 6% 12/1/16	67,955	67,955
U.S. West Communications:
7.25% 9/15/25	2,025	2,207
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 7,860	$ 8,017
7.5% 6/15/23	1,710	1,723
ViaSat, Inc. 8.875% 9/15/16	5,120	5,619
Wind Acquisition Finance SA:
11.75% 7/15/17 (h)	124,615	141,438
12% 12/1/15 (h)	21,630	22,982
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(j)	56,306	62,842
		2,010,352
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20	7,900	8,295
8.875% 4/1/16	8,445	8,931
		17,226
TOTAL NONCONVERTIBLE BONDS		8,460,006
TOTAL CORPORATE BONDS (Cost $7,974,567)		8,596,759
Common Stocks - 16.3%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.9%
Delta Air Lines, Inc. (a)	4,381,141	60,854
United Continental Holdings, Inc. (a)(f)	2,000,000	58,080
		118,934
Automotive - 3.1%
Autoliv, Inc.	593,999	42,352
BorgWarner, Inc. (a)	750,000	42,083
Dana Holding Corp. (a)	3,504,000	49,582
Group 1 Automotive, Inc. (a)(f)	1,100,000	38,786
Intermet Corp. (a)(l)	521,664	0
Tenneco, Inc. (a)	1,994,500	65,061
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
The Goodyear Tire & Rubber Co. (a)	2,000,000	$ 20,440
TRW Automotive Holdings Corp. (a)	3,100,000	141,639
		399,943
Building Materials - 0.4%
Nortek, Inc. (a)(g)	1,281,297	53,404
Nortek, Inc. warrants 12/7/14 (a)	37,280	550
		53,954
Cable TV - 0.0%
Liberty Global, Inc. Class A (a)	9,320	352
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	2,603
Chemicals - 1.5%
Celanese Corp. Class A	1,488,430	53,063
Georgia Gulf Corp. (a)(g)	2,677,079	54,157
LyondellBasell Industries NV:
Class A (a)	1,753,094	47,088
Class B (a)	1,606,329	43,194
Sterling Chemicals, Inc. (a)	897	3
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights 11/10/10 (a)	280,418	0
		197,505
Containers - 0.0%
Constar International, Inc. (a)(g)	114,950	270
Diversified Financial Services - 0.4%
Morgan Stanley	1,800,000	44,766
Diversified Media - 0.1%
Discovery Communications, Inc. (a)	62,500	2,788
Discovery Communications, Inc. Class C (a)	62,500	2,429
		5,217
Electric Utilities - 0.1%
AES Corp. (a)	1,162,505	13,880
Portland General Electric Co.	20,217	423
		14,303
Energy - 0.7%
Denbury Resources, Inc. (a)	2,000,000	34,040
Forest Oil Corp. (a)	619,993	19,052
Valero Energy Corp.	525,000	9,424
Williams Companies, Inc.	1,450,000	31,204
		93,720
Common Stocks - continued
	Shares	Value (000s)
Entertainment/Film - 0.4%
Ascent Media Corp. (a)	6,250	$ 170
The Walt Disney Co.	1,383,900	49,973
		50,143
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	1
Metals/Mining - 2.0%
Aleris International, Inc. (l)	174,420	7,500
Alpha Natural Resources, Inc. (a)	1,600,000	72,272
Haynes International, Inc.	147,429	5,346
Massey Energy Co.	1,000,000	42,070
Teck Resources Ltd. Class B (sub. vtg.)	2,750,000	122,953
		250,141
Paper - 0.3%
Temple-Inland, Inc.	1,500,000	31,080
Publishing/Printing - 0.6%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	191
HMH Holdings, Inc. (a)(l)	10,300,913	59,230
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	1,501
RDA Holding Co. (a)	974,132	20,213
RDA Holding Co. warrants 2/19/14 (a)(l)	46,934	0
SuperMedia, Inc. (a)(f)	28,716	189
		81,694
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	74
Services - 0.6%
Visa, Inc. Class A	1,025,000	80,124
Shipping - 0.4%
Navios Maritime Holdings, Inc.	2,865,350	17,163
Teekay Corp.	1,000,000	31,800
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		48,963
Steels - 0.0%
Rathgibson Acquisition Co. LLC Class A (a)(l)	544,400	3,620
Technology - 4.3%
Apple, Inc. (a)	235,000	70,704
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	2,510,300	0
Avago Technologies Ltd. (a)	3,600,000	88,848
Cisco Systems, Inc. (a)	4,744,700	108,322
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Google, Inc. Class A (a)	100,000	$ 61,299
Juniper Networks, Inc. (a)	1,400,000	45,346
MagnaChip Semiconductor LLC (a)	1,758,435	246
Marvell Technology Group Ltd. (a)	2,500,000	48,275
National Semiconductor Corp.	1,800,000	24,660
ON Semiconductor Corp. (a)	1,556,230	11,936
Skyworks Solutions, Inc. (a)	3,400,000	77,894
Spansion, Inc. Class A (a)	1,074,285	18,789
		556,319
Telecommunications - 0.1%
American Tower Corp. Class A (a)	15,912	821
Leap Wireless International, Inc. (a)(f)	1,400,000	15,974
		16,795
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(l)	659,302	5,182
Warnaco Group, Inc. (a)	750,000	39,833
		45,015
TOTAL COMMON STOCKS (Cost $1,840,297)		2,095,562
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	39,490
Energy - 0.0%
Chesapeake Energy Corp. 4.50%	23,619	1,972
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(l)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		42,925
Nonconvertible Preferred Stocks - 0.6%
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (h)	81,351	71,792
TOTAL PREFERRED STOCKS (Cost $81,878)		114,717
Floating Rate Loans - 10.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.3%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (j)	$ 470	$ 283
Sequa Corp. term loan 3.5406% 12/3/14 (j)	44,725	42,433
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (j)	227	226
		42,942
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,807	1,825
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	8,424	8,171
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	51,127	48,571
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	31,364	28,228
		86,795
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (j)	70,613	67,082
Building Materials - 0.1%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/27/16 (j)	13,685	13,839
Tranche 2LN, term loan 9% 10/27/17 (j)	690	706
		14,545
Cable TV - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (j)	26,643	26,177
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (j)	21,030	20,925
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (j)	33,230	33,687
		54,612
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	27,587	27,104
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (k)	9,225	9,237
6.5% 5/5/16 (k)	6,640	6,698
		15,935
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3763% 4/3/15 (j)	$ 25,686	$ 24,273
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	3,140	3,109
Tranche 2LN, term loan 8.25% 10/29/17 (j)	755	747
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (j)	15,266	15,571
		19,427
Electric Utilities - 1.9%
GenOn Energy, Inc. Tranche B, term loan 9/20/17	6,610	6,577
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (j)	99,441	77,315
Tranche B2, term loan 3.9226% 10/10/14 (j)	101,379	78,949
Tranche B3, term loan 3.7563% 10/10/14 (j)	107,135	83,431
		246,272
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	1,942	1,836
Food/Beverage/Tobacco - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	5,030	5,105
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (d)(j)	646	488
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	1,740	1,625
Tranche I, term loan 3.03% 11/23/16 (j)	352	328
		2,441
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.5053% 4/10/14 (j)	7,692	7,230
Homebuilding/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	2,726	2,495
Tranche 2LN, term loan 13.5% 10/15/17	49,165	53,098
Tranche B, term loan 3.2569% 10/10/13 (j)	20,001	18,301
Tranche DD, term loan 3.263% 10/10/13 (j)	57,374	52,210
		126,104
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (d)(j)	$ 2,884	$ 3
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (j)	1,492	1,476
Tranche 1LN, term loan 7% 5/8/14 (d)(j)	7,212	189
Tranche DD, term loan 6.7163% 12/1/10 (j)(k)	517	512
		2,177
Publishing/Printing - 1.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (j)	95,955	89,718
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (j)	48,108	43,898
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	15,615	15,752
		149,368
Restaurants - 0.3%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	14,715	14,825
DineEquity, Inc. term loan 6% 10/19/17 (j)	18,845	19,033
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (j)	207	195
term loan 2.625% 6/14/14 (j)	2,136	2,010
		36,063
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	3,135	2,696
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (j)	3,935	3,979
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (j)	23,529	22,353
Tranche DD, term loan 2.76% 7/24/14 (j)	2,424	2,303
		31,331
Shipping - 0.0%
Trico Shipping AS term loan:
9/21/11 (k)	581	581
13.5% 9/21/11	1,244	1,244
		1,825
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.52% 5/28/13 (j)	24,688	23,948
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (j)	$ 17,004	$ 16,430
Tranche B2, term loan 4.8843% 7/31/16 (j)	73,268	72,719
		113,097
Technology - 1.3%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5063% 10/1/14 (j)	6,169	6,046
Tranche B A2, term loan 2.5053% 10/1/14 (j)	178	175
Tranche B A3, term loan 2.5063% 10/1/14 (j)	208	204
Tranche B-A, term loan 2.5063% 10/1/14 (j)	21,469	21,040
Tranche B-B, term loan 2.5063% 10/1/12 (j)	7,289	7,198
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (j)	89,945	84,998
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (j)	34,009	32,989
Tranche 2LN, term loan 6.04% 6/11/15 (j)	8,615	8,184
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	1,062	902
		161,736
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	65,515	62,239
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.7231% 3/21/15 (j)	12,400	12,400
		74,639
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (j)	5,840	5,490
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (j)	24,741	24,432
TOTAL FLOATING RATE LOANS (Cost $1,279,916)		1,368,041
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a)	41,750,000	887
Idearc, Inc. Claim (a)	6,829,194	0
TOTAL OTHER (Cost $474)		887
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	567,708,087	$ 567,708
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	15,978,458	15,978
TOTAL MONEY MARKET FUNDS (Cost $583,686)		583,686
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $11,760,818)		12,759,652
NET OTHER ASSETS (LIABILITIES) - 0.8%		105,710
NET ASSETS - 100%		$ 12,865,362
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,356,847,000 or 26.1% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,719,000 and $16,786,000, respectively. The coupon rate will be determined at time of settlement.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,995,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 6,105
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 185,168
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 714
Fidelity Securities Lending Cash Central Fund	37
Total	$ 751
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ 1,897	$ -	$ -	$ -	$ 270
Georgia Gulf Corp.	53,613	-	-	-	54,157
Nortek, Inc.	60,221	-	-	-	53,404
Total	$ 115,731	$ -	$ -	$ -	$ 107,831
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 625,995	$ 498,355	$ 118,933	$ 8,707
Energy	241,834	239,862	1,972	-
Financials	116,558	44,766	71,792	-
Industrials	190,077	189,501	-	576
Information Technology	636,443	636,197	-	246
Materials	368,274	357,154	7,500	3,620
Telecommunication Services	16,795	16,795	-	-
Utilities	14,303	14,303	-	-
Corporate Bonds	8,596,759	-	8,570,835	25,924
Floating Rate Loans	1,368,041	-	1,368,038	3
Other	887	-	887	-
Money Market Funds	583,686	583,686	-	-
Total Investments in Securities:	$ 12,759,652	$ 2,580,619	$ 10,139,957	$ 39,076
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,232
Total Realized Gain (Loss)	(7,074)
Total Unrealized Gain (Loss)	(9,331)
Cost of Purchases	3,512
Proceeds of Sales	(35,049)
Amortization/Accretion	730
Transfers in to Level 3	71,904
Transfers out of Level 3	(848)
Ending Balance	$ 39,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (18,581)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
Bermuda	6.5%
Luxembourg	2.1%
Canada	1.9%
Australia	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At April 30, 2010, the Fund had a capital loss carryforward of approximately $416,989,000 of which $111,463,000, $261,251,000 and $44,275,000 will expire on April 30, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $15,840) - See accompanying schedule: Unaffiliated issuers (cost $11,084,690)	$ 12,068,135
Fidelity Central Funds (cost $583,686)	583,686
Other affiliated issuers (cost $92,442)	107,831
Total Investments (cost $11,760,818)		$ 12,759,652
Cash		19,148
Receivable for investments sold		50,358
Receivable for fund shares sold		17,007
Dividends receivable		1,573
Interest receivable		205,441
Distributions receivable from Fidelity Central Funds		127
Other receivables		206
Total assets		13,053,512

Liabilities
Payable for investments purchased Regular delivery	$ 144,171
Delayed delivery	6,275
Payable for fund shares redeemed	9,201
Distributions payable	4,323
Accrued management fee	5,985
Other affiliated payables	1,824
Other payables and accrued expenses	393
Collateral on securities loaned, at value	15,978
Total liabilities		188,150

Net Assets		$ 12,865,362
Net Assets consist of:
Paid in capital		$ 11,797,172
Undistributed net investment income		233,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,687)
Net unrealized appreciation (depreciation) on investments		998,742
Net Assets		$ 12,865,362
Capital & Income: Net Asset Value, offering price and redemption price per share ($12,222,998 ÷ 1,300,944 shares)		$ 9.40

Class F: Net Asset Value, offering price and redemption price per share ($642,364 ÷ 68,392 shares)		$ 9.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2010

Investment Income
Dividends		$ 7,555
Interest		462,903
Income from Fidelity Central Funds		751
Total income		471,209

Expenses
Management fee	$ 33,791
Transfer agent fees	10,119
Accounting and security lending fees	730
Custodian fees and expenses	70
Independent trustees' compensation	35
Registration fees	128
Audit	94
Legal	83
Miscellaneous	66
Total expenses before reductions	45,116
Expense reductions	(32)	45,084
Net investment income		426,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	253,787
Foreign currency transactions	(300)
Total net realized gain (loss)		253,487
Change in net unrealized appreciation (depreciation) on investment securities		30,642
Net gain (loss)		284,129
Net increase (decrease) in net assets resulting from operations		$ 710,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2010	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 426,125	$ 857,964
Net realized gain (loss)	253,487	354,861
Change in net unrealized appreciation (depreciation)	30,642	3,220,239
Net increase (decrease) in net assets resulting from operations	710,254	4,433,064
Distributions to shareholders from net investment income	(350,847)	(737,870)
Distributions to shareholders from net realized gain	-	(52,446)
Total distributions	(350,847)	(790,316)
Share transactions - net increase (decrease)	(19,012)	1,354,452
Redemption fees	1,424	1,566
Total increase (decrease) in net assets	341,819	4,998,766

Net Assets
Beginning of period	12,523,543	7,524,777
End of period (including undistributed net investment income of $233,135 and undistributed net investment income of $157,857, respectively)	$ 12,865,362	$ 12,523,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital & Income

	Six months ended October 31,	Years ended April 30,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Income from Investment Operations
Net investment income D	.316	.666	.645	.557	.543	.524
Net realized and unrealized gain (loss)	.213	2.845	(2.364)	(.668)	.609	.416
Total from investment operations	.529	3.511	(1.719)	(.111)	1.152	.940
Distributions from net investment income	(.260)	(.572)	(.572)	(.551)	(.543)	(.521)
Distributions from net realized gain	-	(.040)	-	-	-	-
Total distributions	(.260)	(.612)	(.572)	(.551)	(.543)	(.521)
Redemption fees added to paid in capital D	.001	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.40	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Total Return B, C	6.02%	58.03%	(20.07)%	(1.14)%	13.95%	11.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.78%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.75%	.76%	.77%
Expenses net of all reductions	.76% A	.76%	.78%	.74%	.75%	.77%
Net investment income	7.09% A	8.30%	9.55%	6.39%	6.21%	6.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,223	$ 12,197	$ 7,525	$ 9,819	$ 8,985	$ 6,123
Portfolio turnover rate F	52% A	51%	48%	48%	37%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31,	Period ended April 30,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.83
Income from Investment Operations
Net investment income D	.323	.544
Net realized and unrealized gain (loss)	.214	2.284
Total from investment operations	.537	2.828
Distributions from net investment income	(.268)	(.499)
Distributions from net realized gain	-	(.040)
Total distributions	(.268)	(.539)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.39	$ 9.12
Total Return B, C	6.12%	42.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59% A
Expenses net of fee waivers, if any	.58% A	.59% A
Expenses net of all reductions	.58% A	.59% A
Net investment income	7.26% A	7.58% A
Supplemental Data
Net assets, end of period (in millions)	$ 642	$ 326
Portfolio turnover rate F	52% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,756,403
Gross unrealized depreciation	(628,700)
Net unrealized appreciation (depreciation)	$ 1,127,703

Tax cost	$ 11,631,949

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,038,572 and $2,969,006, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital & Income	$ 10,119.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,773. The weighted average interest rate was .71%. The interest expense amounted to four hundred twenty-nine dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2010	Year ended April 30, 2010 A
From net investment income
Capital & Income	$ 337,197	$ 731,334
Class F	13,650	6,536
Total	$ 350,847	$ 737,870
From net realized gain
Capital & Income	$ -	$ 52,145
Class F	-	301
Total	$ -	$ 52,446

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2010	Year ended April 30, 2010A	Six months ended October 31, 2010	Year ended April 30, 2010A
Capital & Income
Shares sold	187,051	407,628	$ 1,656,524	$ 3,272,281
Reinvestment of distributions	35,216	89,797	311,472	727,613
Shares redeemed	(257,858)	(368,943)	(2,275,978)	(2,953,224)
Net increase (decrease)	(35,591)	128,482	$ (307,982)	$ 1,046,670
Class F
Shares sold	35,324	37,442	$ 312,222	$ 321,841
Reinvestment of distributions	1,536	783	13,650	6,837
Shares redeemed	(4,249)	(2,444)	(36,902)	(20,896)
Net increase (decrease)	32,611	35,781	$ 288,970	$ 307,782

A Share transactions for Class F are for the period June 26, 2009(commencement of sale of shares) to April 30, 2010.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom and Freedom K Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAI-USAN-1210
1.784852.107

Fidelity®

Capital & Income

Fund -
Class F

Semiannual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Capital and Income	.76%
Actual		$ 1,000.00	$ 1,060.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.58%
Actual		$ 1,000.00	$ 1,061.20	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	3.8	2.8
GMAC LLC	2.3	1.9
Digicel Group Ltd.	2.2	1.9
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	1.8	2.2
Intelsat Bermuda Ltd.	1.8	2.4
	11.9
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	16.3	14.6
Energy	8.4	8.6
Technology	8.2	9.8
Automotive	5.9	6.4
Metals/Mining	5.0	4.5
Quality Diversification (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.4%	AAA,AA,A 0.7%
BBB 2.4%	BBB 2.6%
BB 17.6%	BB 13.4%
B 33.2%	B 31.4%
CCC,CC,C 19.6%	CCC,CC,C 23.8%
D 0.0% *	D 0.8%
Not Rated 4.2%	Not Rated 4.8%
Equities 17.2%	Equities 16.6%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 5.9%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 65.7%		Nonconvertible Bonds 63.2%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 16.3%		Common Stocks 15.7%
	Floating Rate Loans 10.6%		Floating Rate Loans 13.0%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	16.4%	** Foreign investments	14.2%

Semiannual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 66.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Energy - 0.5%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 9,169
Chesapeake Energy Corp. 2.5% 5/15/37	58,270	50,246
		59,415
Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (h)	15,710	14,974
Metals/Mining - 0.5%
Massey Energy Co. 3.25% 8/1/15	65,350	62,364
TOTAL CONVERTIBLE BONDS		136,753
Nonconvertible Bonds - 65.7%
Aerospace - 0.8%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	2,767
12% 11/1/14 pay-in-kind	5,196	5,222
Hexcel Corp. 6.75% 2/1/15	10,710	10,897
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	57,001
13.5% 12/1/15 pay-in-kind (h)	21,326	23,299
		99,186
Air Transportation - 1.9%
Air Canada 9.25% 8/1/15 (h)	20,835	21,825
American Airlines, Inc. equipment trust certificate 13% 8/1/16	16,846	20,047
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,398	26,765
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	3,998	3,998
Continental Airlines, Inc. 7.25% 11/10/19	19,285	21,985
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	0
9.5% 9/15/14 (h)	5,358	5,907
10% 8/15/08 (a)	6,280	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	43,187	46,210
8.021% 8/10/22	21,805	22,731
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	0
8.875% 6/1/06 (a)	5,900	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	$ 11,533	$ 12,138
8.028% 11/1/17	4,347	4,455
United Air Lines, Inc.:
9.875% 8/1/13 (h)	8,035	8,839
12% 11/1/13 (h)	12,810	14,667
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	30,484	35,361
		244,928
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,920	3,245
Automotive - 2.8%
Accuride Corp. 9.5% 8/1/18 (h)	2,195	2,387
Affinia Group, Inc. 9% 11/30/14	10,625	10,944
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,605
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (h)	6,450	6,893
Ford Motor Credit Co. LLC:
6.625% 8/15/17	33,185	37,001
7% 10/1/13	21,240	23,168
8% 6/1/14	19,585	21,935
12% 5/15/15	47,160	60,601
General Motors Acceptance Corp. 8% 11/1/31	28,080	30,590
General Motors Corp.:
6.75% 5/1/28 (d)	38,530	12,908
7.7% 4/15/16 (d)	22,905	7,902
Lear Corp.:
7.875% 3/15/18	5,000	5,413
8.125% 3/15/20	5,550	6,133
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	11,322
Stoneridge, Inc. 9.5% 10/15/17 (h)	7,790	8,033
Tenneco, Inc.:
7.75% 8/15/18 (h)	5,215	5,593
8.125% 11/15/15	4,575	4,850
8.625% 11/15/14	42,537	43,813
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,902
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	18,515	19,765
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	1,461
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive, Inc.: - continued
7.25% 3/15/17 (h)	$ 960	$ 1,022
8.875% 12/1/17 (h)	5,865	6,466
		357,707
Banks and Thrifts - 4.2%
Ally Financial, Inc. 7.5% 9/15/20 (h)	64,550	69,714
Bank of America Corp.:
8% (j)	20,770	20,666
8.125% (j)	28,615	28,758
CIT Group, Inc.:
7% 5/1/13	7,164	7,254
7% 5/1/14	10,747	10,800
7% 5/1/15	10,747	10,747
7% 5/1/16	17,911	17,866
7% 5/1/17	25,075	24,950
General Motors Acceptance Corp. 6.75% 12/1/14	44,965	46,764
GMAC LLC:
6.75% 12/1/14	16,305	17,039
8% 11/1/31	257,390	280,538
Wells Fargo & Co. 7.98% (j)	7,850	8,282
		543,378
Broadcasting - 1.1%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	7,351
5.5% 9/15/14	9,650	6,634
5.5% 12/15/16	9,055	4,912
5.75% 1/15/13	15,185	13,667
6.25% 3/15/11	655	653
6.875% 6/15/18	6,135	3,160
10.75% 8/1/16	57,300	43,978
11% 8/1/16 pay-in-kind (j)	18,210	13,612
Gray Television, Inc. 10.5% 6/29/15	7,230	7,501
Sinclair Television Group, Inc. 8.375% 10/15/18 (h)	11,895	12,311
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,791
		144,570
Building Materials - 0.4%
General Cable Corp. 7.125% 4/1/17	3,350	3,434
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Headwaters, Inc. 11.375% 11/1/14	$ 3,945	$ 4,290
Nortek, Inc. 11% 12/1/13	36,024	38,366
		46,090
Cable TV - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (h)	10,605	11,241
8.125% 4/30/20 (h)	25,275	27,297
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	23,590	25,182
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	26,113	31,271
EchoStar Communications Corp. 7.125% 2/1/16	107,205	113,509
Videotron Ltd. 6.875% 1/15/14	3,630	3,689
		212,189
Capital Goods - 0.2%
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,181
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,816
Terex Corp. 10.875% 6/1/16	19,250	22,041
		31,038
Chemicals - 1.8%
Ashland, Inc. 9.125% 6/1/17	9,595	11,082
Chemtura Corp. 6.875% 6/1/16 (d)	4,540	6,243
Ferro Corp. 7.875% 8/15/18	9,585	10,136
Georgia Gulf Corp. 9% 1/15/17 (h)	11,390	12,301
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (h)	4,930	5,127
LBI Escrow Corp. 8% 11/1/17 (h)	25,850	28,306
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,638
Momentive Performance Materials, Inc.:
9% 1/15/21 (h)	9,995	10,395
9.75% 12/1/14	22,345	23,545
10.125% 12/1/14 pay-in-kind (j)	38,041	40,133
NOVA Chemicals Corp. 3.7476% 11/15/13 (j)	6,425	6,313
OMNOVA Solutions, Inc. 7.875% 11/1/18 (h)	3,675	3,753
OXEA Finance & Cy SCA 9.5% 7/15/17 (h)	12,740	14,014
PolyOne Corp. 7.375% 9/15/20	6,165	6,550
Solutia, Inc.:
7.875% 3/15/20	7,850	8,635
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.: - continued
8.75% 11/1/17	$ 4,270	$ 4,761
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	8,080
TPC Group LLC 8.25% 10/1/17 (h)	7,325	7,710
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	20,218
		229,940
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	2,335	2,630
American Achievement Corp. 10.875% 4/15/16 (h)	9,945	10,194
Easton-Bell Sports, Inc. 9.75% 12/1/16	5,640	6,148
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,818
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Reddy Ice Corp.:
11.25% 3/15/15	16,670	17,337
13.25% 11/1/15	15,537	12,663
Revlon Consumer Products Corp. 9.75% 11/15/15	14,575	15,194
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	9,560	9,871
9% 4/15/19 (h)	10,945	11,328
Sealy Mattress Co. 10.875% 4/15/16 (h)	5,858	6,766
		94,974
Containers - 0.8%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,759
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	3,980	4,209
9.125% 10/15/20 (h)	14,035	14,877
Berry Plastics Corp. 8.25% 11/15/15	15,375	16,202
Berry Plastics Holding Corp.:
4.1672% 9/15/14 (j)	2,415	2,137
8.875% 9/15/14	22,705	22,648
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (h)(j)	12,270	12,270
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,484
7.5% 12/15/96	17,610	14,088
Solo Cup Co. 8.5% 2/15/14	10,300	9,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Vitro SAB de CV:
8.625% 2/1/12 (d)	$ 4,980	$ 2,552
9.125% 2/1/17 (d)	10,510	5,386
		108,882
Diversified Financial Services - 3.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	5,214
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,693	1,689
GMAC, Inc. 8% 3/15/20 (h)	89,345	97,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	64,055	65,817
8% 1/15/18	64,055	65,817
Ineos Finance PLC 9% 5/15/15 (h)	9,695	10,252
International Lease Finance Corp.:
5.65% 6/1/14	30,989	30,989
6.375% 3/25/13	15,690	16,161
6.5% 9/1/14 (h)	4,330	4,666
6.75% 9/1/16 (h)	15,460	16,851
7.125% 9/1/18 (h)	30,925	34,018
8.625% 9/15/15 (h)	28,470	31,958
8.75% 3/15/17 (h)	42,465	48,304
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)	8,680	8,767
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)	28,520	30,338
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	13,020	13,003
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)	14,860	17,070
		498,747
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17	5,505	5,945
Series B 9.25% 12/15/17	22,025	24,062
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,613
Liberty Media Corp.:
8.25% 2/1/30	20,315	20,340
8.5% 7/15/29	13,600	13,617
MDC Partners, Inc. 11% 11/1/16	3,250	3,608
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (h)	24,575	25,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 18,515	$ 21,200
11.625% 2/1/14	9,580	10,969
		136,851
Electric Utilities - 1.7%
Aquila, Inc. 11.875% 7/1/12 (j)	7,225	8,308
Energy Future Holdings Corp.:
10% 1/15/20 (h)	31,425	32,761
10.875% 11/1/17	47,680	35,045
12% 11/1/17 pay-in-kind (j)	20,877	11,991
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	95,581	99,643
Intergen NV 9% 6/30/17 (h)	23,300	25,164
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,510	4,578
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	178
		217,668
Energy - 7.2%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,918
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	5,101
ATP Oil & Gas Corp. 11.875% 5/1/15 (h)	117,725	108,307
Berry Petroleum Co.:
8.25% 11/1/16	13,210	14,003
10.25% 6/1/14	8,525	9,846
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (h)	7,765	7,814
Chaparral Energy, Inc.:
8.5% 12/1/15	20,100	20,100
9.875% 10/1/20 (h)	6,150	6,450
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	31,931
6.875% 11/15/20	12,540	13,355
9.5% 2/15/15	11,255	13,056
Complete Production Services, Inc. 8% 12/15/16	11,475	12,077
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	23,770
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,844
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	17,995	19,435
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,821
9.75% 3/1/16	6,305	7,140
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 21,735	$ 22,387
Edgen Murray Corp. 12.25% 1/15/15	31,925	26,019
Energy Transfer Equity LP 7.5% 10/15/20	34,275	37,319
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	0
6.4% 7/15/06 (d)	3,270	0
6.625% 11/15/05 (d)	13,290	0
6.725% 11/17/08 (d)(j)	4,095	0
6.75% 8/1/09 (d)	3,320	0
6.875% 10/15/07 (d)	8,050	0
6.95% 7/15/28 (d)	7,270	0
7.125% 5/15/07 (d)	1,390	0
7.375% 5/15/19 (d)	8,400	0
7.875% 6/15/03 (d)	1,390	0
9.125% 4/1/03 (d)	285	0
9.875% 6/5/03 (d)	1,268	0
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,580
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	1,220	946
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	14,070	14,633
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	0
LINN Energy LLC:
7.75% 2/1/21 (h)	32,375	33,549
8.625% 4/15/20 (h)	34,825	37,611
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,315
8% 5/15/17	20,325	22,459
11.75% 6/30/16	19,080	23,993
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20 (i)	6,275	6,416
OPTI Canada, Inc.:
7.875% 12/15/14	34,255	25,691
8.25% 12/15/14	5,025	3,769
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	20,087
Petroleum Development Corp. 12% 2/15/18	21,910	24,539
Pioneer Drilling Co. 9.875% 3/15/18	12,300	12,915
Plains Exploration & Production Co. 10% 3/1/16	17,695	20,261
Pride International, Inc. 6.875% 8/15/20	10,685	12,101
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,336
Rosetta Resources, Inc. 9.5% 4/15/18	12,950	13,548
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 32,148	$ 34,656
8% 3/1/32	17,820	20,554
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,939
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17	16,260	19,106
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,494
7.5% 4/1/17	6,635	7,808
7.625% 4/1/37	7,450	8,355
8.375% 6/15/32	6,100	7,224
Venoco, Inc. 11.5% 10/1/17	19,165	20,411
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	27,901
		927,761
Entertainment/Film - 0.3%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (h)	9,985	10,909
MCE Finance Ltd. 10.25% 5/15/18 (h)	27,575	31,160
		42,069
Environmental - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	5,760	6,365
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (h)	11,955	13,091
		19,456
Food and Drug Retail - 0.6%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	5,045
Rite Aid Corp.:
8% 8/15/20 (h)	24,580	25,195
8.625% 3/1/15	3,410	2,984
9.375% 12/15/15	12,780	11,055
9.5% 6/15/17	18,995	16,051
9.75% 6/12/16	12,315	13,393
10.25% 10/15/19	6,140	6,493
		80,216
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	23,099
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Michael Foods Group, Inc. 9.75% 7/15/18 (h)	$ 6,535	$ 7,123
NBTY, Inc. 9% 10/1/18 (h)	16,770	17,860
Simmons Foods, Inc. 10.5% 11/1/17 (h)	9,445	9,445
Smithfield Foods, Inc. 10% 7/15/14 (h)	21,185	24,628
		82,313
Gaming - 2.7%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	9,099
Harrah's Escrow Corp. 12.75% 4/15/18 (h)	27,665	27,458
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	24,019
MGM Mirage, Inc.:
5.875% 2/27/14	26,680	23,745
6.625% 7/15/15	50,390	43,839
6.75% 4/1/13	12,885	12,498
6.875% 4/1/16	12,170	10,527
7.5% 6/1/16	35,290	31,320
7.625% 1/15/17	17,315	15,324
9% 3/15/20 (h)	12,600	13,829
10.375% 5/15/14	5,900	6,667
11.125% 11/15/17	2,160	2,484
MGM Resorts International:
10% 11/1/16 (h)	30,665	30,205
11.375% 3/1/18	20,000	20,650
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	11,770	8,092
11.5% 11/1/17 (h)	26,760	24,084
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	6,012
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	4
6.5% 2/1/14 (d)	58,215	146
6.625% 3/15/18 (d)	60,505	151
6.875% 3/1/16 (d)	64,220	161
7.75% 8/15/16 (d)	65,520	7
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	2,645	1,190
12.75% 1/15/13 (d)	4,965	6
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	$ 5,116	$ 2,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (h)	28,660	31,096
		345,401
Healthcare - 2.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14	27,800	30,719
Capella Healthcare, Inc. 9.25% 7/1/17 (h)	12,115	13,205
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,642
DaVita, Inc.:
6.375% 11/1/18	15,030	15,368
6.625% 11/1/20	13,005	13,330
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	22,375	22,711
Gentiva Health Services, Inc. 11.5% 9/1/18 (h)	19,175	21,045
HCA, Inc.:
5.75% 3/15/14	13,098	13,294
6.25% 2/15/13	6,490	6,750
6.375% 1/15/15	4,250	4,383
6.75% 7/15/13	6,490	6,750
Invacare Corp. 9.75% 2/15/15	7,340	7,835
InVentiv Health, Inc. 10% 8/15/18 (h)	3,060	3,083
LifePoint Hospitals, Inc. 6.625% 10/1/20 (h)	13,530	14,223
Mylan, Inc.:
7.625% 7/15/17 (h)	14,010	15,481
7.875% 7/15/20 (h)	25,280	28,187
Omega Healthcare Investors, Inc. 6.75% 10/15/22 (h)	11,905	12,322
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (h)	18,270	18,818
Rotech Healthcare, Inc. 10.75% 10/15/15 (h)	13,640	13,913
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)	4,000	4,140
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,132
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,643
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	2,834	2,908
UHS Escrow Corp. 7% 10/1/18 (h)	3,425	3,579
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,534
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP 6.5% 6/1/16	$ 3,670	$ 3,835
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	37,096	39,321
		334,151
Homebuilding/Real Estate - 0.7%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (h)	10,580	10,686
11.625% 6/15/17	24,975	28,971
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	24,179
Realogy Corp.:
10.5% 4/15/14	9,074	8,189
11.75% 4/15/14 pay-in-kind (j)	14,152	12,601
		84,626
Insurance - 0.4%
American International Group, Inc.:
5.45% 5/18/17	15,990	16,610
5.85% 1/16/18	5,625	5,948
8.25% 8/15/18	19,120	22,825
USI Holdings Corp. 4.2513% 11/15/14 (h)(j)	3,495	3,023
		48,406
Leisure - 0.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	21,230	22,292
GWR Operating Partnership LLP 10.875% 4/1/17 (h)	15,820	16,749
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	19,477
		58,518
Metals/Mining - 2.5%
Aleris International, Inc.:
6% 6/1/20 (h)	151	710
9.75% 12/15/14 pay-in-kind (d)(j)	12,670	1
Arch Coal, Inc. 7.25% 10/1/20	5,620	6,126
CONSOL Energy, Inc.:
8% 4/1/17 (h)	23,400	25,565
8.25% 4/1/20 (h)	24,035	26,679
Drummond Co., Inc. 9% 10/15/14 (h)	7,700	8,201
FMG Finance Property Ltd.:
10% 9/1/13 (h)	21,855	27,209
10.625% 9/1/16 (h)	73,870	108,958
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)	30,545	31,309
International Coal Group, Inc. 9.125% 4/1/18	12,695	13,806
Novelis, Inc. 11.5% 2/15/15	4,535	5,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.875% 11/1/26	$ 26,690	$ 30,560
Severstal Columbus LLC 10.25% 2/15/18 (h)	25,330	26,850
Teck Resources Ltd. 10.25% 5/15/16	9,267	11,445
		322,680
Paper - 1.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	57,010	61,001
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	16,153
Clearwater Paper Corp. 7.125% 11/1/18 (h)	4,110	4,295
Georgia-Pacific LLC 5.4% 11/1/20 (h)	21,715	21,986
Glatfelter 7.125% 5/1/16	2,400	2,472
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	4,535	0
NewPage Corp.:
6.7156% 5/1/12 (j)	8,670	4,855
11.375% 12/31/14	18,665	17,825
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	22,675	0
Stone Container Corp. 8.375% 7/1/12 (d)	11,660	0
Temple-Inland, Inc. 6.625% 1/15/16	630	673
		129,260
Publishing/Printing - 1.3%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	14,010
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,365
The Reader's Digest Association, Inc. 9.5% 2/15/17 (h)(j)	47,450	47,450
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	87,555	90,619
		162,444
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	9,081
7.625% 12/1/13	7,670	7,958
12.5% 4/1/16	6,550	7,926
		24,965
Restaurants - 0.7%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (h)	34,305	36,964
DineEquity, Inc. 9.5% 10/30/18 (h)	17,325	18,429
Landry's Restaurants, Inc. 11.625% 12/1/15	5,235	5,601
Landrys Holdings, Inc. 11.5% 6/1/14 (h)	10,835	10,077
Roadhouse Financing, Inc. 10.75% 10/15/17 (h)	17,655	19,067
		90,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 1.0%
Aircastle Ltd. 9.75% 8/1/18	$ 6,195	$ 6,753
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18	8,885	9,541
Brickman Group Holdings, Inc. 9.125% 11/1/18 (h)	6,755	6,958
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (h)	10,005	10,805
7.875% 7/15/20 (h)	13,340	14,541
Garda World Security Corp. 9.75% 3/15/17 (h)	8,160	8,772
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,998
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	29,215	26,732
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,251
NCO Group, Inc. 11.875% 11/15/14	9,865	8,780
Penhall International Corp. 12% 8/1/14 (d)(h)	6,510	3,255
The Geo Group, Inc. 7.75% 10/15/17	3,000	3,278
United Rentals North America, Inc. 8.375% 9/15/20	23,315	23,723
		129,387
Shipping - 0.9%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)	10,970	11,436
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	9,590	10,213
9.5% 12/15/14	23,110	23,977
Teekay Corp. 8.5% 1/15/20	13,815	15,369
Trico Shipping AS 11.875% 11/1/14 (h)	35,175	29,195
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,465
Western Express, Inc. 12.5% 4/15/15 (h)	11,540	11,063
		110,718
Specialty Retailing - 0.5%
Claire's Stores, Inc.:
9.25% 6/1/15	5,430	5,091
9.625% 6/1/15 pay-in-kind (j)	11,982	10,921
Sears Holdings Corp. 6.625% 10/15/18 (h)	54,855	54,515
		70,527
Steels - 0.0%
RathGibson, Inc. 11.25% 2/15/14 (d)	11,106	58
Super Retail - 0.5%
Michaels Stores, Inc. 7.75% 11/1/18 (h)	29,320	29,063
Sonic Automotive, Inc. 9% 3/15/18	7,115	7,400
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	$ 24,866	$ 25,363
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	3,210	3,451
		65,277
Technology - 2.6%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (h)	5,570	5,904
8.125% 12/15/17	13,000	14,073
Amkor Technology, Inc. 7.375% 5/1/18 (h)	12,685	13,192
Avago Technologies Finance Ltd. 11.875% 12/1/15	25,080	26,679
Brocade Communications Systems, Inc.:
6.625% 1/15/18	4,245	4,542
6.875% 1/15/20	4,245	4,585
Ceridian Corp. 11.25% 11/15/15	18,535	17,933
Freescale Semiconductor, Inc. 10.75% 8/1/20 (h)	11,690	12,128
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	76,536
6.5% 1/15/28	31,722	26,409
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (h)	8,475	9,068
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	11,365	12,388
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	2,971
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	22,395
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,755
Telcordia Technologies, Inc. 11% 5/1/18 (h)	22,900	22,614
Unisys Corp.:
12.5% 1/15/16	15,080	16,890
12.75% 10/15/14 (h)	2,160	2,506
14.25% 9/15/15 (h)	1,732	2,113
Viasystems, Inc. 12% 1/15/15 (h)	15,180	16,983
		334,664
Telecommunications - 15.6%
Citizens Communications Co.:
7.125% 3/15/19	9,315	9,967
7.875% 1/15/27	12,690	13,071
9% 8/15/31	18,030	20,103
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	66,275	73,565
Clearwire Escrow Corp. 12% 12/1/15 (h)	15,990	17,749
Digicel Group Ltd.:
8.875% 1/15/15 (h)	84,295	85,559
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (h)(j)	$ 34,404	$ 35,006
10.5% 4/15/18 (h)	101,770	111,693
12% 4/1/14 (h)	34,455	39,968
DigitalGlobe, Inc. 10.5% 5/1/14	10,935	12,329
Frontier Communications Corp.:
8.25% 4/15/17	28,365	32,336
8.5% 4/15/20	46,920	54,193
8.75% 4/15/22	10,455	12,193
GeoEye, Inc. 9.625% 10/1/15	4,005	4,466
Global Crossing Ltd. 12% 9/15/15	12,175	13,849
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,573
Intelsat Bermuda Ltd.:
11.25% 2/4/17	75,280	80,550
12% 2/4/17 pay-in-kind (j)	144,489	154,330
Intelsat Corp.:
9.25% 8/15/14	24,885	25,694
9.25% 6/15/16	28,330	30,208
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	17,865
9.5% 6/15/16	61,522	65,601
11.5% 6/15/16	10,045	10,874
Intelsat Ltd. 11.25% 6/15/16	68,520	74,516
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,449
Millicom International Cellular SA 10% 12/1/13	14,815	15,062
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	45,635
7.375% 8/1/15	25,105	25,199
NII Capital Corp. 10% 8/15/16	51,970	58,921
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,524
Qwest Communications International, Inc. 7.125% 4/1/18 (h)	24,980	26,416
Sprint Capital Corp.:
6.875% 11/15/28	242,996	229,024
6.9% 5/1/19	46,640	47,689
8.75% 3/15/32	187,145	205,392
Sprint Nextel Corp. 6% 12/1/16	67,955	67,955
U.S. West Communications:
7.25% 9/15/25	2,025	2,207
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 7,860	$ 8,017
7.5% 6/15/23	1,710	1,723
ViaSat, Inc. 8.875% 9/15/16	5,120	5,619
Wind Acquisition Finance SA:
11.75% 7/15/17 (h)	124,615	141,438
12% 12/1/15 (h)	21,630	22,982
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(j)	56,306	62,842
		2,010,352
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20	7,900	8,295
8.875% 4/1/16	8,445	8,931
		17,226
TOTAL NONCONVERTIBLE BONDS		8,460,006
TOTAL CORPORATE BONDS (Cost $7,974,567)		8,596,759
Common Stocks - 16.3%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.9%
Delta Air Lines, Inc. (a)	4,381,141	60,854
United Continental Holdings, Inc. (a)(f)	2,000,000	58,080
		118,934
Automotive - 3.1%
Autoliv, Inc.	593,999	42,352
BorgWarner, Inc. (a)	750,000	42,083
Dana Holding Corp. (a)	3,504,000	49,582
Group 1 Automotive, Inc. (a)(f)	1,100,000	38,786
Intermet Corp. (a)(l)	521,664	0
Tenneco, Inc. (a)	1,994,500	65,061
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
The Goodyear Tire & Rubber Co. (a)	2,000,000	$ 20,440
TRW Automotive Holdings Corp. (a)	3,100,000	141,639
		399,943
Building Materials - 0.4%
Nortek, Inc. (a)(g)	1,281,297	53,404
Nortek, Inc. warrants 12/7/14 (a)	37,280	550
		53,954
Cable TV - 0.0%
Liberty Global, Inc. Class A (a)	9,320	352
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	2,603
Chemicals - 1.5%
Celanese Corp. Class A	1,488,430	53,063
Georgia Gulf Corp. (a)(g)	2,677,079	54,157
LyondellBasell Industries NV:
Class A (a)	1,753,094	47,088
Class B (a)	1,606,329	43,194
Sterling Chemicals, Inc. (a)	897	3
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights 11/10/10 (a)	280,418	0
		197,505
Containers - 0.0%
Constar International, Inc. (a)(g)	114,950	270
Diversified Financial Services - 0.4%
Morgan Stanley	1,800,000	44,766
Diversified Media - 0.1%
Discovery Communications, Inc. (a)	62,500	2,788
Discovery Communications, Inc. Class C (a)	62,500	2,429
		5,217
Electric Utilities - 0.1%
AES Corp. (a)	1,162,505	13,880
Portland General Electric Co.	20,217	423
		14,303
Energy - 0.7%
Denbury Resources, Inc. (a)	2,000,000	34,040
Forest Oil Corp. (a)	619,993	19,052
Valero Energy Corp.	525,000	9,424
Williams Companies, Inc.	1,450,000	31,204
		93,720
Common Stocks - continued
	Shares	Value (000s)
Entertainment/Film - 0.4%
Ascent Media Corp. (a)	6,250	$ 170
The Walt Disney Co.	1,383,900	49,973
		50,143
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	1
Metals/Mining - 2.0%
Aleris International, Inc. (l)	174,420	7,500
Alpha Natural Resources, Inc. (a)	1,600,000	72,272
Haynes International, Inc.	147,429	5,346
Massey Energy Co.	1,000,000	42,070
Teck Resources Ltd. Class B (sub. vtg.)	2,750,000	122,953
		250,141
Paper - 0.3%
Temple-Inland, Inc.	1,500,000	31,080
Publishing/Printing - 0.6%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	191
HMH Holdings, Inc. (a)(l)	10,300,913	59,230
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	1,501
RDA Holding Co. (a)	974,132	20,213
RDA Holding Co. warrants 2/19/14 (a)(l)	46,934	0
SuperMedia, Inc. (a)(f)	28,716	189
		81,694
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	74
Services - 0.6%
Visa, Inc. Class A	1,025,000	80,124
Shipping - 0.4%
Navios Maritime Holdings, Inc.	2,865,350	17,163
Teekay Corp.	1,000,000	31,800
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		48,963
Steels - 0.0%
Rathgibson Acquisition Co. LLC Class A (a)(l)	544,400	3,620
Technology - 4.3%
Apple, Inc. (a)	235,000	70,704
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	2,510,300	0
Avago Technologies Ltd. (a)	3,600,000	88,848
Cisco Systems, Inc. (a)	4,744,700	108,322
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Google, Inc. Class A (a)	100,000	$ 61,299
Juniper Networks, Inc. (a)	1,400,000	45,346
MagnaChip Semiconductor LLC (a)	1,758,435	246
Marvell Technology Group Ltd. (a)	2,500,000	48,275
National Semiconductor Corp.	1,800,000	24,660
ON Semiconductor Corp. (a)	1,556,230	11,936
Skyworks Solutions, Inc. (a)	3,400,000	77,894
Spansion, Inc. Class A (a)	1,074,285	18,789
		556,319
Telecommunications - 0.1%
American Tower Corp. Class A (a)	15,912	821
Leap Wireless International, Inc. (a)(f)	1,400,000	15,974
		16,795
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(l)	659,302	5,182
Warnaco Group, Inc. (a)	750,000	39,833
		45,015
TOTAL COMMON STOCKS (Cost $1,840,297)		2,095,562
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	39,490
Energy - 0.0%
Chesapeake Energy Corp. 4.50%	23,619	1,972
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(l)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		42,925
Nonconvertible Preferred Stocks - 0.6%
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (h)	81,351	71,792
TOTAL PREFERRED STOCKS (Cost $81,878)		114,717
Floating Rate Loans - 10.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.3%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (j)	$ 470	$ 283
Sequa Corp. term loan 3.5406% 12/3/14 (j)	44,725	42,433
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (j)	227	226
		42,942
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	1,807	1,825
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	8,424	8,171
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	51,127	48,571
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	31,364	28,228
		86,795
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (j)	70,613	67,082
Building Materials - 0.1%
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/27/16 (j)	13,685	13,839
Tranche 2LN, term loan 9% 10/27/17 (j)	690	706
		14,545
Cable TV - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (j)	26,643	26,177
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (j)	21,030	20,925
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (j)	33,230	33,687
		54,612
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	27,587	27,104
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (k)	9,225	9,237
6.5% 5/5/16 (k)	6,640	6,698
		15,935
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3763% 4/3/15 (j)	$ 25,686	$ 24,273
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions:
Tranche 1LN, term loan 10/29/16	3,140	3,109
Tranche 2LN, term loan 8.25% 10/29/17 (j)	755	747
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (j)	15,266	15,571
		19,427
Electric Utilities - 1.9%
GenOn Energy, Inc. Tranche B, term loan 9/20/17	6,610	6,577
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (j)	99,441	77,315
Tranche B2, term loan 3.9226% 10/10/14 (j)	101,379	78,949
Tranche B3, term loan 3.7563% 10/10/14 (j)	107,135	83,431
		246,272
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	1,942	1,836
Food/Beverage/Tobacco - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	5,030	5,105
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (d)(j)	646	488
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	1,740	1,625
Tranche I, term loan 3.03% 11/23/16 (j)	352	328
		2,441
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.5053% 4/10/14 (j)	7,692	7,230
Homebuilding/Real Estate - 1.0%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	2,726	2,495
Tranche 2LN, term loan 13.5% 10/15/17	49,165	53,098
Tranche B, term loan 3.2569% 10/10/13 (j)	20,001	18,301
Tranche DD, term loan 3.263% 10/10/13 (j)	57,374	52,210
		126,104
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (d)(j)	$ 2,884	$ 3
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (j)	1,492	1,476
Tranche 1LN, term loan 7% 5/8/14 (d)(j)	7,212	189
Tranche DD, term loan 6.7163% 12/1/10 (j)(k)	517	512
		2,177
Publishing/Printing - 1.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7563% 6/12/14 (j)	95,955	89,718
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (j)	48,108	43,898
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	15,615	15,752
		149,368
Restaurants - 0.3%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	14,715	14,825
DineEquity, Inc. term loan 6% 10/19/17 (j)	18,845	19,033
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (j)	207	195
term loan 2.625% 6/14/14 (j)	2,136	2,010
		36,063
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	3,135	2,696
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (j)	3,935	3,979
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (j)	23,529	22,353
Tranche DD, term loan 2.76% 7/24/14 (j)	2,424	2,303
		31,331
Shipping - 0.0%
Trico Shipping AS term loan:
9/21/11 (k)	581	581
13.5% 9/21/11	1,244	1,244
		1,825
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.52% 5/28/13 (j)	24,688	23,948
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (j)	$ 17,004	$ 16,430
Tranche B2, term loan 4.8843% 7/31/16 (j)	73,268	72,719
		113,097
Technology - 1.3%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5063% 10/1/14 (j)	6,169	6,046
Tranche B A2, term loan 2.5053% 10/1/14 (j)	178	175
Tranche B A3, term loan 2.5063% 10/1/14 (j)	208	204
Tranche B-A, term loan 2.5063% 10/1/14 (j)	21,469	21,040
Tranche B-B, term loan 2.5063% 10/1/12 (j)	7,289	7,198
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (j)	89,945	84,998
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (j)	34,009	32,989
Tranche 2LN, term loan 6.04% 6/11/15 (j)	8,615	8,184
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	1,062	902
		161,736
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	65,515	62,239
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.7231% 3/21/15 (j)	12,400	12,400
		74,639
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (j)	5,840	5,490
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (j)	24,741	24,432
TOTAL FLOATING RATE LOANS (Cost $1,279,916)		1,368,041
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a)	41,750,000	887
Idearc, Inc. Claim (a)	6,829,194	0
TOTAL OTHER (Cost $474)		887
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	567,708,087	$ 567,708
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	15,978,458	15,978
TOTAL MONEY MARKET FUNDS (Cost $583,686)		583,686
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $11,760,818)		12,759,652
NET OTHER ASSETS (LIABILITIES) - 0.8%		105,710
NET ASSETS - 100%		$ 12,865,362
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,356,847,000 or 26.1% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $16,719,000 and $16,786,000, respectively. The coupon rate will be determined at time of settlement.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,995,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 6,105
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 185,168
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 714
Fidelity Securities Lending Cash Central Fund	37
Total	$ 751
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ 1,897	$ -	$ -	$ -	$ 270
Georgia Gulf Corp.	53,613	-	-	-	54,157
Nortek, Inc.	60,221	-	-	-	53,404
Total	$ 115,731	$ -	$ -	$ -	$ 107,831
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 625,995	$ 498,355	$ 118,933	$ 8,707
Energy	241,834	239,862	1,972	-
Financials	116,558	44,766	71,792	-
Industrials	190,077	189,501	-	576
Information Technology	636,443	636,197	-	246
Materials	368,274	357,154	7,500	3,620
Telecommunication Services	16,795	16,795	-	-
Utilities	14,303	14,303	-	-
Corporate Bonds	8,596,759	-	8,570,835	25,924
Floating Rate Loans	1,368,041	-	1,368,038	3
Other	887	-	887	-
Money Market Funds	583,686	583,686	-	-
Total Investments in Securities:	$ 12,759,652	$ 2,580,619	$ 10,139,957	$ 39,076
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,232
Total Realized Gain (Loss)	(7,074)
Total Unrealized Gain (Loss)	(9,331)
Cost of Purchases	3,512
Proceeds of Sales	(35,049)
Amortization/Accretion	730
Transfers in to Level 3	71,904
Transfers out of Level 3	(848)
Ending Balance	$ 39,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (18,581)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
Bermuda	6.5%
Luxembourg	2.1%
Canada	1.9%
Australia	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At April 30, 2010, the Fund had a capital loss carryforward of approximately $416,989,000 of which $111,463,000, $261,251,000 and $44,275,000 will expire on April 30, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $15,840) - See accompanying schedule: Unaffiliated issuers (cost $11,084,690)	$ 12,068,135
Fidelity Central Funds (cost $583,686)	583,686
Other affiliated issuers (cost $92,442)	107,831
Total Investments (cost $11,760,818)		$ 12,759,652
Cash		19,148
Receivable for investments sold		50,358
Receivable for fund shares sold		17,007
Dividends receivable		1,573
Interest receivable		205,441
Distributions receivable from Fidelity Central Funds		127
Other receivables		206
Total assets		13,053,512

Liabilities
Payable for investments purchased Regular delivery	$ 144,171
Delayed delivery	6,275
Payable for fund shares redeemed	9,201
Distributions payable	4,323
Accrued management fee	5,985
Other affiliated payables	1,824
Other payables and accrued expenses	393
Collateral on securities loaned, at value	15,978
Total liabilities		188,150

Net Assets		$ 12,865,362
Net Assets consist of:
Paid in capital		$ 11,797,172
Undistributed net investment income		233,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,687)
Net unrealized appreciation (depreciation) on investments		998,742
Net Assets		$ 12,865,362
Capital & Income: Net Asset Value, offering price and redemption price per share ($12,222,998 ÷ 1,300,944 shares)		$ 9.40

Class F: Net Asset Value, offering price and redemption price per share ($642,364 ÷ 68,392 shares)		$ 9.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2010

Investment Income
Dividends		$ 7,555
Interest		462,903
Income from Fidelity Central Funds		751
Total income		471,209

Expenses
Management fee	$ 33,791
Transfer agent fees	10,119
Accounting and security lending fees	730
Custodian fees and expenses	70
Independent trustees' compensation	35
Registration fees	128
Audit	94
Legal	83
Miscellaneous	66
Total expenses before reductions	45,116
Expense reductions	(32)	45,084
Net investment income		426,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	253,787
Foreign currency transactions	(300)
Total net realized gain (loss)		253,487
Change in net unrealized appreciation (depreciation) on investment securities		30,642
Net gain (loss)		284,129
Net increase (decrease) in net assets resulting from operations		$ 710,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2010	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 426,125	$ 857,964
Net realized gain (loss)	253,487	354,861
Change in net unrealized appreciation (depreciation)	30,642	3,220,239
Net increase (decrease) in net assets resulting from operations	710,254	4,433,064
Distributions to shareholders from net investment income	(350,847)	(737,870)
Distributions to shareholders from net realized gain	-	(52,446)
Total distributions	(350,847)	(790,316)
Share transactions - net increase (decrease)	(19,012)	1,354,452
Redemption fees	1,424	1,566
Total increase (decrease) in net assets	341,819	4,998,766

Net Assets
Beginning of period	12,523,543	7,524,777
End of period (including undistributed net investment income of $233,135 and undistributed net investment income of $157,857, respectively)	$ 12,865,362	$ 12,523,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital & Income

	Six months ended October 31,	Years ended April 30,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Income from Investment Operations
Net investment income D	.316	.666	.645	.557	.543	.524
Net realized and unrealized gain (loss)	.213	2.845	(2.364)	(.668)	.609	.416
Total from investment operations	.529	3.511	(1.719)	(.111)	1.152	.940
Distributions from net investment income	(.260)	(.572)	(.572)	(.551)	(.543)	(.521)
Distributions from net realized gain	-	(.040)	-	-	-	-
Total distributions	(.260)	(.612)	(.572)	(.551)	(.543)	(.521)
Redemption fees added to paid in capital D	.001	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.40	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Total Return B, C	6.02%	58.03%	(20.07)%	(1.14)%	13.95%	11.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.78%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.75%	.76%	.77%
Expenses net of all reductions	.76% A	.76%	.78%	.74%	.75%	.77%
Net investment income	7.09% A	8.30%	9.55%	6.39%	6.21%	6.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,223	$ 12,197	$ 7,525	$ 9,819	$ 8,985	$ 6,123
Portfolio turnover rate F	52% A	51%	48%	48%	37%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31,	Period ended April 30,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.83
Income from Investment Operations
Net investment income D	.323	.544
Net realized and unrealized gain (loss)	.214	2.284
Total from investment operations	.537	2.828
Distributions from net investment income	(.268)	(.499)
Distributions from net realized gain	-	(.040)
Total distributions	(.268)	(.539)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.39	$ 9.12
Total Return B, C	6.12%	42.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59% A
Expenses net of fee waivers, if any	.58% A	.59% A
Expenses net of all reductions	.58% A	.59% A
Net investment income	7.26% A	7.58% A
Supplemental Data
Net assets, end of period (in millions)	$ 642	$ 326
Portfolio turnover rate F	52% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,756,403
Gross unrealized depreciation	(628,700)
Net unrealized appreciation (depreciation)	$ 1,127,703

Tax cost	$ 11,631,949

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,038,572 and $2,969,006, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital & Income	$ 10,119.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $21,773. The weighted average interest rate was .71%. The interest expense amounted to four hundred twenty-nine dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $29 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2010	Year ended April 30, 2010 A
From net investment income
Capital & Income	$ 337,197	$ 731,334
Class F	13,650	6,536
Total	$ 350,847	$ 737,870
From net realized gain
Capital & Income	$ -	$ 52,145
Class F	-	301
Total	$ -	$ 52,446

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2010	Year ended April 30, 2010A	Six months ended October 31, 2010	Year ended April 30, 2010A
Capital & Income
Shares sold	187,051	407,628	$ 1,656,524	$ 3,272,281
Reinvestment of distributions	35,216	89,797	311,472	727,613
Shares redeemed	(257,858)	(368,943)	(2,275,978)	(2,953,224)
Net increase (decrease)	(35,591)	128,482	$ (307,982)	$ 1,046,670
Class F
Shares sold	35,324	37,442	$ 312,222	$ 321,841
Reinvestment of distributions	1,536	783	13,650	6,837
Shares redeemed	(4,249)	(2,444)	(36,902)	(20,896)
Net increase (decrease)	32,611	35,781	$ 288,970	$ 307,782

A Share transactions for Class F are for the period June 26, 2009(commencement of sale of shares) to April 30, 2010.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom and Freedom K Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

CAI-F-SANN-1210
1.891676.101

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Actual	.78%	$ 1,000.00	$ 1,072.60	$ 4.07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.27	$ 3.97

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.1	2.6
Royal Caribbean Cruises Ltd.	3.5	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.1	2.1
Nextel Communications, Inc.	3.1	3.2
Ford Motor Credit Co. LLC	2.9	0.0
	16.7
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.2	12.3
Diversified Financial Services	8.4	6.6
Energy	7.2	7.6
Technology	6.4	4.1
Healthcare	6.1	8.6
Quality Diversification (% of fund's net assets) as of October 31, 2010
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.0%	AAA,AA,A 0.2%
BBB 5.9%	BBB 5.1%
BB 65.9%	BB 64.4%
B 20.1%	B 21.0%
Not Rated 0.4%	Not Rated 0.9%
Equities 0.0%	Equities 0.5%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ® ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 88.1%		Nonconvertible Bonds 86.5%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.5%
	Floating Rate Loans 4.2%		Floating Rate Loans 5.1%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	9.4%	** Foreign investments	12.2%

Semiannual Report

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.1%
	Principal Amount	Value
Aerospace - 1.6%
Alliant Techsystems, Inc. 6.875% 9/15/20	$ 2,735,000	$ 2,871,750
BE Aerospace, Inc.:
6.875% 10/1/20	690,000	731,400
8.5% 7/1/18	4,260,000	4,771,200
Esterline Technologies Corp. 7% 8/1/20 (b)	1,925,000	2,026,063
		10,400,413
Air Transportation - 2.4%
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	25,831	22,473
8.608% 10/1/12	2,020,000	2,040,200
10.375% 7/2/19	719,962	860,355
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	16,557	16,723
9.798% 4/1/21	156,268	156,268
6.75% 9/15/15 (b)	2,765,000	2,882,513
Continental Airlines, Inc. 9.25% 5/10/17	1,160,000	1,241,200
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,697,638	1,769,788
8.954% 8/10/14	2,645,902	2,738,509
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,192,170	1,221,974
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	134,082	128,719
9.75% 1/15/17	1,836,830	2,130,723
12% 1/15/16 (b)	315,103	360,792
		15,570,237
Automotive - 3.3%
Ford Motor Credit Co. LLC:
5.625% 9/15/15	1,755,000	1,864,688
6.625% 8/15/17	5,380,000	5,998,700
7% 4/15/15	2,505,000	2,755,500
8% 12/15/16	4,255,000	4,982,720
8.125% 1/15/20	2,500,000	3,057,170
Lear Corp. 7.875% 3/15/18	1,330,000	1,439,725
Navistar International Corp. 8.25% 11/1/21	1,550,000	1,693,375
		21,791,878
Banks and Thrifts - 1.8%
Bank of America Corp.:
8% (c)	2,540,000	2,527,300
8.125% (c)	4,060,000	4,080,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - continued
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	$ 1,615,000	$ 1,538,288
Zions Bancorp. 7.75% 9/23/14	3,480,000	3,704,220
		11,850,108
Broadcasting - 0.8%
Belo Corp. 8% 11/15/16	4,685,000	5,200,350
Building Materials - 0.9%
Building Materials Corp. of America 6.875% 8/15/18 (b)	6,040,000	6,055,100
Cable TV - 4.3%
CSC Holdings LLC:
8.5% 4/15/14	285,000	318,830
8.5% 6/15/15	4,895,000	5,390,619
8.625% 2/15/19	4,235,000	4,891,425
EchoStar Communications Corp.:
6.625% 10/1/14	1,545,000	1,633,838
7.125% 2/1/16	5,515,000	5,839,282
7.75% 5/31/15	3,525,000	3,833,438
UPC Germany GmbH 8.125% 12/1/17 (b)	4,110,000	4,356,600
Videotron Ltd. 9.125% 4/15/18	1,820,000	2,047,500
		28,311,532
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,738,400
Case New Holland, Inc. 7.75% 9/1/13	2,005,000	2,185,450
SPX Corp. 6.875% 9/1/17 (b)	1,875,000	2,010,938
		5,934,788
Chemicals - 1.0%
Celanese US Holdings LLC 6.625% 10/15/18 (b)	735,000	780,938
LBI Escrow Corp. 8% 11/1/17 (b)	3,595,000	3,936,525
NOVA Chemicals Corp.:
3.7476% 11/15/13 (c)	831,000	816,458
6.5% 1/15/12	670,000	696,800
		6,230,721
Containers - 0.6%
Greif, Inc. 6.75% 2/1/17	3,805,000	4,052,325
Diversified Financial Services - 8.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	12,620,000	12,967,050
8% 1/15/18	6,740,000	6,925,350
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	470,000	368,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 585,000	$ 588,656
5.65% 6/1/14	4,090,000	4,090,000
6.375% 3/25/13	135,000	139,050
6.5% 9/1/14 (b)	935,000	1,007,463
6.625% 11/15/13	615,000	633,450
6.75% 9/1/16 (b)	2,935,000	3,199,150
7.125% 9/1/18 (b)	3,760,000	4,136,000
8.625% 9/15/15 (b)	6,505,000	7,301,863
8.75% 3/15/17 (b)	3,850,000	4,379,375
8.875% 9/1/17	1,000,000	1,140,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	3,250,000	3,461,250
SLM Corp. 8% 3/25/20	2,280,000	2,280,000
		52,617,607
Diversified Media - 1.5%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	3,425,000	3,690,438
10% 7/15/17	4,000,000	4,740,000
Liberty Media Corp.:
8.25% 2/1/30	1,505,000	1,506,881
8.5% 7/15/29	115,000	115,144
		10,052,463
Electric Utilities - 5.2%
AES Corp.:
7.75% 3/1/14	1,290,000	1,402,875
7.75% 10/15/15	4,225,000	4,626,375
8% 10/15/17	4,550,000	5,005,000
9.75% 4/15/16	505,000	587,063
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	5,145,000	5,582,325
Intergen NV 9% 6/30/17 (b)	4,889,000	5,280,120
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	805,000	877,450
NRG Energy, Inc. 7.375% 2/1/16	2,645,000	2,750,800
NSG Holdings II, LLC 7.75% 12/15/25 (b)	6,805,000	6,184,044
Otter Tail Corp. 9% 12/15/16	1,343,000	1,437,010
		33,733,062
Energy - 7.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	985,000	1,077,718
6.375% 9/15/17	478,000	531,052
6.95% 6/15/19	1,015,000	1,149,078
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Continental Resources, Inc. 7.125% 4/1/21 (b)	$ 3,000,000	$ 3,225,000
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	2,066,813
Drummond Co., Inc. 7.375% 2/15/16	4,290,000	4,418,700
El Paso Corp.:
7% 6/15/17	2,005,000	2,195,475
7.25% 6/1/18	1,865,000	2,070,150
Energy Transfer Equity LP 7.5% 10/15/20	2,000,000	2,177,600
Frontier Oil Corp. 8.5% 9/15/16	3,860,000	4,062,650
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (b)	1,145,000	1,193,663
Pan American Energy LLC 7.875% 5/7/21 (b)	1,600,000	1,696,000
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,444,688
7.5% 1/15/20	2,265,000	2,548,125
Plains Exploration & Production Co.:
7% 3/15/17	565,000	586,188
7.625% 6/1/18	5,355,000	5,729,850
7.75% 6/15/15	3,835,000	4,045,925
10% 3/1/16	785,000	898,825
Range Resources Corp. 6.75% 8/1/20	2,480,000	2,659,800
		46,777,300
Environmental - 0.1%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (b)	545,000	596,775
Food and Drug Retail - 1.2%
Albertsons, Inc.:
7.45% 8/1/29	5,015,000	4,062,150
7.75% 6/15/26	50,000	41,500
8% 5/1/31	2,360,000	1,917,500
SUPERVALU, Inc. 8% 5/1/16	1,410,000	1,427,625
		7,448,775
Food/Beverage/Tobacco - 0.2%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	1,460,000	1,460,000
Gaming - 2.4%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (b)(c)	40,000	25,400
8% 11/15/13 (b)	70,000	44,800
Scientific Games Corp.:
7.875% 6/15/16 (b)	5,210,000	5,431,425
9.25% 6/15/19	1,800,000	1,980,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	475,000	463,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 600,000	$ 585,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (b)	6,825,000	7,405,125
		15,934,875
Healthcare - 6.1%
HCA, Inc.:
8.5% 4/15/19	3,615,000	4,053,319
9.125% 11/15/14	4,525,000	4,728,625
9.25% 11/15/16	1,935,000	2,094,638
9.625% 11/15/16 pay-in-kind (c)	3,276,591	3,555,101
9.875% 2/15/17	620,000	695,950
Mylan, Inc.:
7.625% 7/15/17 (b)	1,705,000	1,884,025
7.875% 7/15/20 (b)	955,000	1,064,825
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,105,000	4,187,100
7% 1/15/16	7,950,000	8,228,250
7.5% 2/15/20 (b)	655,000	694,300
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,390,100
Ventas Realty LP:
6.5% 6/1/16	710,000	741,950
6.5% 6/1/16	2,620,000	2,737,900
		40,056,083
Homebuilding/Real Estate - 1.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (b)	3,805,000	3,843,050
KB Home 7.25% 6/15/18	1,970,000	1,910,900
Lennar Corp.:
5.6% 5/31/15	1,205,000	1,138,725
12.25% 6/1/17	1,960,000	2,352,000
		9,244,675
Hotels - 2.0%
Host Hotels & Resorts LP:
6% 11/1/20 (b)	3,835,000	3,835,000
6.875% 11/1/14	135,000	139,388
9% 5/15/17	4,845,000	5,438,513
Host Marriott LP 7.125% 11/1/13	3,285,000	3,334,275
		12,747,176
Leisure - 3.9%
GWR Operating Partnership LLP 10.875% 4/1/17 (b)	2,695,000	2,853,331
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	$ 1,635,000	$ 1,753,538
7.25% 3/15/18	1,130,000	1,209,100
11.875% 7/15/15	1,555,000	1,943,750
yankee:
7% 6/15/13	4,325,000	4,681,813
7.25% 6/15/16	9,215,000	10,044,350
7.5% 10/15/27	3,130,000	3,098,700
		25,584,582
Metals/Mining - 1.7%
Arch Coal, Inc.:
7.25% 10/1/20	255,000	277,950
8.75% 8/1/16	755,000	845,600
CONSOL Energy, Inc.:
8% 4/1/17 (b)	4,830,000	5,276,775
8.25% 4/1/20 (b)	1,335,000	1,481,850
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	340,800
Massey Energy Co. 6.875% 12/15/13	3,010,000	3,051,388
		11,274,363
Paper - 1.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	3,300,000	3,452,790
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	3,450,000	3,829,500
		7,282,290
Services - 2.1%
Aircastle Ltd. 9.75% 8/1/18	1,190,000	1,297,100
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (b)	3,805,000	4,109,400
7.875% 7/15/20 (b)	585,000	637,650
FTI Consulting, Inc.:
6.75% 10/1/20 (b)	5,000,000	5,212,500
7.75% 10/1/16	1,100,000	1,157,750
PHH Corp. 9.25% 3/1/16 (b)	925,000	945,813
		13,360,213
Shipping - 2.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (b)	6,940,000	7,391,100
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	322,569
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Overseas Shipholding Group, Inc.: - continued
8.125% 3/30/18	$ 2,820,000	$ 2,961,000
Teekay Corp. 8.5% 1/15/20	2,075,000	2,308,438
		12,983,107
Specialty Retailing - 0.7%
Sears Holdings Corp. 6.625% 10/15/18 (b)	4,825,000	4,795,085
Steels - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,563,800
7.375% 11/1/12	1,660,000	1,774,208
7.625% 3/15/20 (b)	1,720,000	1,849,000
		7,187,008
Super Retail - 3.3%
AutoNation, Inc. 6.75% 4/15/18	2,840,000	2,918,100
Netflix, Inc. 8.5% 11/15/17	4,355,000	4,888,488
QVC, Inc. 7.125% 4/15/17 (b)	1,655,000	1,741,888
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (b)	9,485,000	10,196,375
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	1,790,000	1,861,600
		21,606,451
Technology - 6.4%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (b)	13,490,000	14,299,381
Amkor Technology, Inc. 7.375% 5/1/18 (b)	12,395,000	12,890,800
Jabil Circuit, Inc.:
5.625% 12/15/20	485,000	489,220
7.75% 7/15/16	1,180,000	1,359,950
8.25% 3/15/18	1,335,000	1,565,288
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	374,080
6.5% 1/15/28	5,000	4,163
Seagate HDD Cayman 6.875% 5/1/20 (b)	580,000	582,900
Seagate Technology HDD Holdings 6.8% 10/1/16	1,780,000	1,811,150
Xerox Capital Trust I 8% 2/1/27	8,029,000	8,238,107
		41,615,039
Telecommunications - 12.8%
Citizens Communications Co.:
7.875% 1/15/27	1,375,000	1,416,250
9% 8/15/31	6,545,000	7,297,675
Cricket Communications, Inc. 7.75% 5/15/16	4,235,000	4,531,450
Equinix, Inc. 8.125% 3/1/18	8,220,000	8,733,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Frontier Communications Corp.:
7.875% 4/15/15	$ 1,405,000	$ 1,570,088
8.125% 10/1/18	4,740,000	5,403,600
8.25% 5/1/14	1,785,000	2,001,342
8.25% 4/15/17	3,000,000	3,420,000
8.5% 4/15/20	1,335,000	1,541,925
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,978,600
6.875% 10/31/13	6,865,000	6,916,488
7.375% 8/1/15	7,820,000	7,849,325
NII Capital Corp.:
8.875% 12/15/19	2,780,000	3,085,800
10% 8/15/16	4,465,000	5,062,194
Qwest Communications International, Inc.:
7.125% 4/1/18 (b)	2,855,000	3,019,163
7.5% 2/15/14	285,000	290,700
8% 10/1/15	3,750,000	4,078,125
Qwest Corp.:
3.5422% 6/15/13 (c)	810,000	848,475
8.375% 5/1/16	1,180,000	1,422,254
Sprint Nextel Corp. 6% 12/1/16	4,815,000	4,815,000
U.S. West Communications 7.5% 6/15/23	5,238,000	5,277,285
		83,559,489
TOTAL NONCONVERTIBLE BONDS (Cost $523,268,991)		575,313,870
Floating Rate Loans (d) - 4.2%

Automotive - 2.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (c)	6,119,447	5,385,114
Tranche C, term loan 2.1975% 12/27/15 (c)	3,155,532	2,753,202
Ford Motor Co. term loan 3.0375% 12/15/13 (c)	6,487,603	6,390,289
		14,528,605
Diversified Financial Services - 0.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (c)	1,985,000	2,032,144
Fifth Third Processing Solutions Tranche 1LN, term loan 10/29/16 (c)	160,000	158,400
		2,190,544
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (c)	$ 276,707	$ 267,368
term loan 3.2894% 3/30/14 (c)	5,796,818	5,601,175
		5,868,543
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,802,950
Visant Corp. Tranche B, term loan 7% 12/22/16 (c)	785,000	791,869
		2,594,819
Telecommunications - 0.4%
Asurion Corp. Tranche B 2LN, term loan 6.75% 3/31/15 (c)	2,455,000	2,412,038
TOTAL FLOATING RATE LOANS (Cost $25,712,985)		27,594,549
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.23% (a) (Cost $44,418,040)	44,418,040	44,418,040
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $593,400,016)		647,326,459
NET OTHER ASSETS (LIABILITIES) - 0.9%		6,140,983
NET ASSETS - 100%		$ 653,467,442
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,810,658 or 27.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments cannot be predicted with certainty.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,826
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 575,313,870	$ -	$ 575,313,870	$ -
Floating Rate Loans	27,594,549	-	27,594,549	-
Money Market Funds	44,418,040	44,418,040	-	-
Total Investments in Securities:	$ 647,326,459	$ 44,418,040	$ 602,908,419	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $548,981,976)	$ 602,908,419
Fidelity Central Funds (cost $44,418,040)	44,418,040
Total Investments (cost $593,400,016)		$ 647,326,459
Cash		616,100
Receivable for investments sold Regular delivery		494,978
Delayed delivery		320,906
Receivable for fund shares sold		846,066
Interest receivable		11,636,199
Distributions receivable from Fidelity Central Funds		9,681
Other receivables		312
Total assets		661,250,701

Liabilities
Payable for investments purchased	$ 5,797,652
Payable for fund shares redeemed	427,174
Distributions payable	1,115,639
Accrued management fee	300,231
Other affiliated payables	96,683
Other payables and accrued expenses	45,880
Total liabilities		7,783,259

Net Assets		$ 653,467,442
Net Assets consist of:
Paid in capital		$ 583,809,954
Undistributed net investment income		7,035,675
Accumulated undistributed net realized gain (loss) on investments		8,695,370
Net unrealized appreciation (depreciation) on investments		53,926,443
Net Assets, for 68,616,611 shares outstanding		$ 653,467,442
Net Asset Value, offering price and redemption price per share ($653,467,442 ÷ 68,616,611 shares)		$ 9.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2010 (Unaudited)

Investment Income
Interest		$ 20,768,130
Income from Fidelity Central Funds		46,826
Total income		20,814,956

Expenses
Management fee	$ 1,537,951
Transfer agent fees	399,202
Accounting fees and expenses	109,758
Custodian fees and expenses	6,765
Independent trustees' compensation	1,480
Registration fees	47,464
Audit	31,954
Legal	2,200
Miscellaneous	2,811
Total expenses before reductions	2,139,585
Expense reductions	(378)	2,139,207
Net investment income		18,675,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,855,410
Change in net unrealized appreciation (depreciation) on investment securities		14,515,786
Net gain (loss)		23,371,196
Net increase (decrease) in net assets resulting from operations		$ 42,046,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2010 (Unaudited)	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,675,749	$ 33,031,976
Net realized gain (loss)	8,855,410	30,045,324
Change in net unrealized appreciation (depreciation)	14,515,786	27,788,873
Net increase (decrease) in net assets resulting from operations	42,046,945	90,866,173
Distributions to shareholders from net investment income	(16,709,993)	(29,463,883)
Distributions to shareholders from net realized gain	(14,671,573)	(2,797,459)
Total distributions	(31,381,566)	(32,261,342)
Share transactions Proceeds from sales of shares	246,361,161	344,993,189
Reinvestment of distributions	21,896,499	26,215,645
Cost of shares redeemed	(93,200,701)	(307,827,210)
Net increase (decrease) in net assets resulting from share transactions	175,056,959	63,381,624
Redemption fees	119,598	147,584
Total increase (decrease) in net assets	185,841,936	122,134,039

Net Assets
Beginning of period	467,625,506	345,491,467
End of period (including undistributed net investment income of $7,035,675 and undistributed net investment income of $5,069,919, respectively)	$ 653,467,442	$ 467,625,506
Other Information Shares
Sold	26,788,492	39,159,513
Issued in reinvestment of distributions	2,433,487	2,922,780
Redeemed	(10,151,506)	(34,731,339)
Net increase (decrease)	19,070,473	7,350,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2010	Years ended April 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.19	$ 9.77	$ 10.32	$ 9.96	$ 9.86
Income from Investment Operations
Net investment income D	.316	.700	.663	.637	.624	.564
Net realized and unrealized gain (loss)	.322	1.232	(1.683) G	(.560)	.350	.088
Total from investment operations	.638	1.932	(1.020)	.077	.974	.652
Distributions from net investment income	(.285)	(.625)	(.577)	(.632)	(.616)	(.554)
Distributions from net realized gain	(.275)	(.060)	-	-	-	-
Total distributions	(.560)	(.685)	(.577)	(.632)	(.616)	(.554)
Redemption fees added to paid in capital D	.002	.003	.017	.005	.002	.002
Net asset value, end of period	$ 9.52	$ 9.44	$ 8.19	$ 9.77	$ 10.32	$ 9.96
Total Return B, C	7.26%	24.37%	(10.10)%	.92%	10.12%	6.75%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.79%	.91%	.97%	1.00%	1.08%
Expenses net of fee waivers, if any	.78% A	.79%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.78% A	.79%	.85%	.85%	.85%	.85%
Net investment income	6.83% A	7.85%	8.36%	6.45%	6.19%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,467	$ 467,626	$ 345,491	$ 64,211	$ 56,475	$ 43,633
Portfolio turnover rate F	50% A	93%	44%	69%	71%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2010 (Unaudited)

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,088,658
Gross unrealized depreciation	(656,503)
Net unrealized appreciation (depreciation)	$ 58,432,155

Tax cost	$ 588,894,304

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $273,311,051 and $126,285,175, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $983 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $378.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-USAN-1210
1.801608.106

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
High Income	.74%
Actual		$ 1,000.00	$ 1,058.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class F	.59%
Actual		$ 1,000.00	$ 1,059.70	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.7	2.7
Avaya, Inc.	2.4	2.6
HCA, Inc.	2.4	2.3
CIT Group, Inc.	2.1	1.6
Calpine Corp.	1.9	0.2
	12.5
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.0	10.1
Energy	7.8	6.9
Electric Utilities	7.2	6.1
Diversified Financial Services	6.8	4.3
Healthcare	6.7	7.3
Quality Diversification (% of fund's net assets) as of October 31, 2010
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.0%†	AAA,AA,A 0.2%
BBB 1.9%	BBB 2.3%
BB 20.4%	BB 18.8%
B 50.3%	B 46.3%
CCC,CC,C 15.2%	CCC,CC,C 21.1%
D 0.0%	D 0.1%
Not Rated 2.3%	Not Rated 2.4%
Equities 3.3%	Equities 2.9%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 78.0%		Nonconvertible Bonds 77.0%
	Convertible Bonds, Preferred Stocks 3.2%		Convertible Bonds, Preferred Stocks 3.2%
	Common Stocks 0.9%		Common Stocks 1.0%
	Floating Rate Loans 11.3%		Floating Rate Loans 12.8%
	Other Investments 0.0%†		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	11.1%	** Foreign investments	10.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 78.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 3,500	$ 3,196
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	4,300	8,176
General Cable Corp. 4.5% 11/15/29 (e)	3,940	4,078
		12,254
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	18,110
Healthcare - 0.1%
Alere, Inc. 3% 5/15/16	4,000	3,785
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	9,510
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	2,056
Technology - 0.2%
CommScope, Inc. 3.25% 7/1/15	9,900	13,018
TOTAL CONVERTIBLE BONDS		61,929
Nonconvertible Bonds - 78.0%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	13,165	13,823
BE Aerospace, Inc. 6.875% 10/1/20	8,710	9,233
Esterline Technologies Corp. 7% 8/1/20 (f)	8,375	8,815
Sequa Corp.:
11.75% 12/1/15 (f)	30,635	33,316
13.5% 12/1/15 pay-in-kind (f)	3,198	3,494
		68,681
Air Transportation - 0.8%
Air Canada 9.25% 8/1/15 (f)	22,875	23,962
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,768
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	0
8.3% 12/15/29 (a)	7,735	0
9.5% 9/15/14 (f)	3,397	3,745
10% 8/15/08 (a)	1,980	0
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	640
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,609
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
7.041% 10/1/23	$ 8,022	$ 8,423
7.691% 4/1/17	7,445	7,408
United Air Lines, Inc. 9.875% 8/1/13 (f)	4,870	5,357
		65,912
Automotive - 2.5%
Accuride Corp. 9.5% 8/1/18 (f)	1,335	1,452
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	5,249
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,715
Ford Motor Credit Co. LLC:
7.5% 8/1/12	13,245	14,238
8% 12/15/16	3,960	4,637
8.125% 1/15/20	20,830	25,472
Lear Corp.:
7.875% 3/15/18	3,040	3,291
8.125% 3/15/20	3,375	3,729
Navistar International Corp. 8.25% 11/1/21	16,795	18,349
Stoneridge, Inc. 9.5% 10/15/17 (f)	4,855	5,006
Tenneco, Inc.:
7.75% 8/15/18 (f)	3,180	3,411
8.125% 11/15/15	36,585	38,780
8.625% 11/15/14	13,120	13,514
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	12,050	13,737
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	24,365	26,010
TRW Automotive, Inc.:
7% 3/15/14 (f)	13,910	14,884
8.875% 12/1/17 (f)	3,685	4,063
		197,537
Banks and Thrifts - 4.1%
Bank of America Corp. 8.125% (h)	18,040	18,130
CIT Group, Inc.:
7% 5/1/13	5,927	6,001
7% 5/1/14	7,533	7,571
7% 5/1/15	29,539	29,539
7% 5/1/16	67,580	67,411
7% 5/1/17	42,717	42,503
Citigroup Capital XXI 8.3% 12/21/77 (h)	8,880	9,302
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 29,855	$ 31,049
6.625% 5/15/12	8,040	8,362
6.75% 12/1/14	19,665	20,550
6.875% 9/15/11	7,466	7,690
6.875% 8/28/12	8,276	8,690
7.5% 12/31/13	10,240	10,957
8% 11/1/31	8,272	9,016
Wells Fargo & Co. 7.98% (h)	13,310	14,042
Wells Fargo Capital XIII 7.7% (h)	7,175	7,426
Zions Bancorp. 7.75% 9/23/14	27,255	29,011
		327,250
Broadcasting - 0.7%
Clear Channel Communications, Inc. 10.75% 8/1/16	13,275	10,189
LIN Television Corp. 6.5% 5/15/13	5,595	5,651
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (f)(h)	17,926	16,645
7% 1/15/14	5,899	5,604
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	11,270	11,862
Univision Communications, Inc. 7.875% 11/1/20 (f)	7,495	7,832
		57,783
Building Materials - 1.2%
Associated Materials LLC 9.125% 11/1/17 (f)	4,020	4,221
General Cable Corp.:
2.665% 4/1/15 (h)	16,425	15,357
7.125% 4/1/17	19,795	20,290
Goodman Global Group, Inc. 0% 12/15/14	19,780	12,709
Masco Corp. 7.125% 3/15/20	9,025	9,454
Nortek, Inc. 11% 12/1/13	25,915	27,599
Texas Industries, Inc. 9.25% 8/15/20 (f)	7,865	8,298
		97,928
Cable TV - 2.1%
Cablevision Systems Corp. 8.625% 9/15/17	23,705	26,609
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	6,340	6,720
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	17,670	18,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	$ 23,727	$ 28,413
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(h)	26,875	28,588
10.875% 9/15/14 (e)(f)	15,405	17,465
CSC Holdings LLC:
8.5% 4/15/14	12,890	14,420
8.625% 2/15/19	9,355	10,805
EchoStar Communications Corp. 7.125% 2/1/16	13,680	14,484
		166,367
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	15,960	16,918
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,566
Coleman Cable, Inc. 9% 2/15/18	19,520	20,398
Esco Corp.:
4.1672% 12/15/13 (f)(h)	1,090	1,014
8.625% 12/15/13 (f)	18,645	19,111
SPX Corp. 7.625% 12/15/14	14,410	15,995
Terex Corp. 10.875% 6/1/16	8,765	10,036
		94,038
Chemicals - 2.2%
Celanese US Holdings LLC 6.625% 10/15/18 (f)	9,240	9,818
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	15,929
Chemtura Corp. 7.875% 9/1/18 (f)	18,125	19,575
Ferro Corp. 7.875% 8/15/18	2,685	2,839
Georgia Gulf Corp. 9% 1/15/17 (f)	13,320	14,386
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)(g)	3,025	3,146
LBI Escrow Corp. 8% 11/1/17 (f)	18,305	20,044
Momentive Performance Materials, Inc.:
9% 1/15/21 (f)(g)	6,130	6,375
9.75% 12/1/14	39,660	41,790
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,646
8.375% 11/1/16	14,485	15,861
8.625% 11/1/19	13,425	14,902
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)(g)	$ 2,270	$ 2,318
PolyOne Corp. 7.375% 9/15/20	3,860	4,101
		177,730
Consumer Products - 0.3%
Prestige Brands, Inc. 8.25% 4/1/18 (f)(g)	5,000	5,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	5,885	6,076
9% 4/15/19 (f)	6,735	6,971
Viking Acquisition, Inc. 9.25% 11/1/18 (f)	8,210	8,210
		26,457
Containers - 1.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)	2,465	2,607
Berry Plastics Corp. 5.0391% 2/15/15 (h)	58,885	56,530
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18 (f)	9,070	9,342
Graphic Packaging International, Inc. 7.875% 10/1/18	5,920	6,246
Solo Cup Co. 8.5% 2/15/14	5,595	5,036
		79,761
Diversified Financial Services - 5.9%
Capital One Capital V 10.25% 8/15/39	17,700	19,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	57,570	59,153
Ineos Finance PLC 9% 5/15/15 (f)	5,805	6,139
International Lease Finance Corp.:
5.3% 5/1/12	4,945	5,019
5.625% 9/20/13	11,125	11,195
5.65% 6/1/14	7,935	7,935
5.875% 5/1/13	8,230	8,384
6.375% 3/25/13	2,185	2,251
6.625% 11/15/13	14,900	15,347
7.125% 9/1/18 (f)	36,960	40,656
8.625% 9/15/15 (f)	84,335	94,650
8.75% 3/15/17 (f)	56,175	63,899
8.875% 9/1/17	22,650	25,821
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)	43,590	44,026
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)	6,115	6,505
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	21,580	21,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (f)	$ 5,725	$ 6,111
SLM Corp.:
8% 3/25/20	19,840	19,840
8.45% 6/15/18	13,615	14,263
		471,951
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	3,405	3,677
Entravision Communication Corp. 8.75% 8/1/17 (f)	7,725	8,189
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,862
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	8,855	9,032
7.75% 10/15/18 (f)	16,590	17,212
10% 8/1/14	14,919	15,665
11.5% 5/1/16	21,670	24,812
		86,449
Electric Utilities - 5.4%
AES Corp.:
8% 10/15/17	34,975	38,473
9.75% 4/15/16	8,265	9,608
Calpine Corp.:
7.5% 2/15/21 (f)	91,090	92,912
7.875% 7/31/20 (f)	52,460	54,690
Calpine Generating Co. LLC 0% 4/1/09 (c)(h)	50	0
CMS Energy Corp. 8.75% 6/15/19	7,635	9,162
Edison Mission Energy 7.2% 5/15/19	16,655	11,867
Energy Future Holdings Corp.:
10% 1/15/20 (f)	4,260	4,441
10.875% 11/1/17	2,047	1,505
12% 11/1/17 pay-in-kind (h)	1,438	826
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	8,783	9,156
GenOn Escrow Corp.:
9.5% 10/15/18 (f)	17,705	17,195
9.875% 10/15/20 (f)	17,245	16,728
Intergen NV 9% 6/30/17 (f)	12,760	13,781
Mirant Americas Generation LLC:
8.5% 10/1/21	20,635	20,222
9.125% 5/1/31	39,770	37,782
Mirant North America LLC 7.375% 12/31/13	5,510	5,654
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 7,830	$ 7,987
7.375% 2/1/16	9,855	10,249
NSG Holdings II, LLC 7.75% 12/15/25 (f)	17,425	15,835
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,664
7.875% 6/15/17	33,335	30,835
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,536	3,589
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	12,180	7,856
		425,017
Energy - 7.5%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	5,645	5,391
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	52,860	48,631
Berry Petroleum Co. 6.75% 11/1/20	3,310	3,409
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)	4,790	4,820
Chesapeake Energy Corp.:
6.5% 8/15/17	18,810	19,587
7.625% 7/15/13	10,985	11,960
9.5% 2/15/15	23,175	26,883
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	10,827	10,800
11.75% 7/15/14 (f)	6,130	6,636
Continental Resources, Inc.:
7.125% 4/1/21 (f)	5,310	5,708
7.375% 10/1/20 (f)	7,790	8,413
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,682
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,648
Edgen Murray Corp. 12.25% 1/15/15	40,860	33,301
El Paso Corp. 8.25% 2/15/16	5,070	5,678
Energy Transfer Equity LP 7.5% 10/15/20	35,595	38,756
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,610	19,218
Forest Oil Corp.:
7.25% 6/15/19	35,760	37,727
8.5% 2/15/14	5,000	5,538
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,160	10,516
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	234	181
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	11,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (f)	$ 14,515	$ 15,132
LINN Energy LLC:
7.75% 2/1/21 (f)	9,070	9,399
8.625% 4/15/20 (f)	21,130	22,820
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20 (g)	3,870	3,957
OPTI Canada, Inc.:
7.875% 12/15/14	11,345	8,509
8.25% 12/15/14	49,865	37,399
Parker Drilling Co. 9.125% 4/1/18	6,290	6,542
Petrohawk Energy Corp.:
7.25% 8/15/18	15,470	16,089
10.5% 8/1/14	5,000	5,694
Pioneer Drilling Co. 9.875% 3/15/18	10,385	10,904
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	6,109
Plains Exploration & Production Co.:
7% 3/15/17	38,740	40,193
7.625% 6/1/18	3,510	3,756
7.625% 4/1/20	13,585	14,680
10% 3/1/16	17,525	20,066
Quicksilver Resources, Inc. 7.125% 4/1/16	2,710	2,588
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	13,250	13,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)	16,995	18,015
Thermon Industries, Inc. 9.5% 5/1/17 (f)	3,440	3,612
		597,474
Entertainment/Film - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)	8,810	9,625
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	5,616	5,932
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)	7,335	8,032
		13,964
Food and Drug Retail - 1.4%
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,386
7.5% 3/1/17	8,060	7,697
9.375% 12/15/15	12,995	11,241
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.5% 6/15/17	$ 40,260	$ 34,020
10.25% 10/15/19	4,530	4,790
10.375% 7/15/16	21,400	22,631
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,073
8% 5/1/16	7,815	7,913
Tops Markets LLC 10.125% 10/15/15 (f)	10,945	11,821
		112,572
Food/Beverage/Tobacco - 0.7%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	22,085	22,085
Constellation Brands, Inc. 8.375% 12/15/14	21,625	24,382
Dean Foods Co. 7% 6/1/16	7,415	7,415
		53,882
Gaming - 0.8%
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	11,877
6.75% 9/1/12	9,860	9,663
6.75% 4/1/13	6,430	6,237
7.625% 1/15/17	12,970	11,478
13% 11/15/13	4,615	5,486
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	6,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20 (f)	9,045	9,814
7.875% 11/1/17	5,000	5,444
		66,343
Healthcare - 5.7%
Alere, Inc. 9% 5/15/16	9,480	10,120
Apria Healthcare Group, Inc. 12.375% 11/1/14	14,225	15,861
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	38,055	42,336
Carriage Services, Inc. 7.875% 1/15/15	5,480	5,535
Community Health Systems, Inc. 8.875% 7/15/15	28,665	30,637
HCA, Inc.:
7.25% 9/15/20	4,515	4,921
7.5% 11/6/33	4,775	4,417
7.875% 2/15/20	30,715	34,014
8.5% 4/15/19	17,355	19,459
9.125% 11/15/14	9,475	9,901
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.25% 11/15/16	$ 34,855	$ 37,731
9.625% 11/15/16 pay-in-kind (h)	30,988	33,622
9.875% 2/15/17	3,130	3,513
Inverness Medical Innovations, Inc. 7.875% 2/1/16	17,140	17,997
Omega Healthcare Investors, Inc.:
7% 1/15/16	10,260	10,619
7.5% 2/15/20 (f)	12,885	13,658
Psychiatric Solutions, Inc. 7.75% 7/15/15	4,570	4,751
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)	7,380	7,528
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)	2,520	2,608
Senior Housing Properties Trust 6.75% 4/15/20	2,720	2,883
Tenet Healthcare Corp. 8.875% 7/1/19	17,185	19,333
US Oncology Holdings, Inc. 6.7372% 3/15/12 pay-in-kind (h)	18,764	18,233
Ventas Realty LP:
6.5% 6/1/16	15,840	16,553
6.75% 4/1/17	10,140	10,596
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	71,179	75,450
		452,276
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)	4,640	4,686
11.625% 6/15/17	21,155	24,540
KB Home 6.25% 6/15/15	7,230	6,968
Realogy Corp. 10.5% 4/15/14	17,555	15,843
Standard Pacific Corp. 8.375% 5/15/18	16,855	17,445
		69,482
Hotels - 0.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,371
9% 5/15/17	11,500	12,909
Host Marriott LP:
6.375% 3/15/15	5,515	5,646
7.125% 11/1/13	5,256	5,335
		44,261
Leisure - 1.5%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	12,080	12,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
NCL Corp. Ltd. 11.75% 11/15/16	$ 59,665	$ 68,913
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,858
11.875% 7/15/15	22,575	28,219
yankee 7.25% 6/15/16	2,720	2,965
		115,745
Metals/Mining - 2.9%
Arch Coal, Inc.:
7.25% 10/1/20	3,435	3,744
8.75% 8/1/16	8,990	10,069
CONSOL Energy, Inc.:
8% 4/1/17 (f)	34,740	37,953
8.25% 4/1/20 (f)	22,415	24,881
Drummond Co., Inc. 9% 10/15/14 (f)	4,850	5,165
FMG Finance Property Ltd.:
10% 9/1/13 (f)	15,550	19,360
10.625% 9/1/16 (f)	37,690	55,593
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (f)	18,730	19,198
Massey Energy Co. 6.875% 12/15/13	23,355	23,676
Novelis, Inc. 7.25% 2/15/15 (e)	15,695	16,205
Peabody Energy Corp. 7.375% 11/1/16	4,640	5,220
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	5,093
		226,157
Paper - 1.8%
ABI Escrow Corp. 10.25% 10/15/18 (f)	20,815	22,272
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	7,410	8,114
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	8,290	8,674
Cascades, Inc. 7.75% 12/15/17	7,135	7,563
Clearwater Paper Corp. 7.125% 11/1/18 (f)	2,520	2,633
Domtar Corp.:
9.5% 8/1/16	6,915	8,229
10.75% 6/1/17	7,350	9,224
Georgia-Pacific LLC 5.4% 11/1/20 (f)	13,325	13,492
Glatfelter 7.125% 5/1/16	4,440	4,573
NewPage Corp. 11.375% 12/31/14	16,505	15,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	$ 28,610	$ 29,325
11.5% 7/1/14	10,035	11,139
		141,000
Publishing/Printing - 2.0%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,766
Cenveo Corp.:
7.875% 12/1/13	24,769	24,212
10.5% 8/15/16 (f)	24,375	25,137
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(h)	22,125	22,125
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	74,405	77,009
Valassis Communications, Inc. 8.25% 3/1/15	7,152	7,519
		161,768
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,553
Restaurants - 1.2%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)	30,340	32,691
Carrols Corp. 9% 1/15/13	14,725	14,872
DineEquity, Inc. 9.5% 10/30/18 (f)	26,605	28,301
Landry's Restaurants, Inc. 11.625% 12/1/15	3,290	3,520
Landrys Holdings, Inc. 11.5% 6/1/14 (f)	6,745	6,273
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)	10,960	11,837
		97,494
Services - 3.9%
Aircastle Ltd. 9.75% 8/1/18	3,750	4,088
ARAMARK Corp. 3.9656% 2/1/15 (h)	42,890	39,995
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.8763% 5/15/14 (h)	11,500	10,954
7.625% 5/15/14	13,305	13,671
7.75% 5/15/16	13,930	14,139
9.625% 3/15/18	26,855	28,837
Corrections Corp. of America 6.25% 3/15/13	5,640	5,696
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	62,020	56,748
Penhall International Corp. 12% 8/1/14 (c)(f)	4,370	2,185
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	68,430	73,220
The Geo Group, Inc. 7.75% 10/15/17	3,255	3,556
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.:
9.25% 12/15/19	$ 19,400	$ 21,534
10.875% 6/15/16	28,105	32,250
		306,873
Shipping - 1.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)	10,140	10,571
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	23,940	25,496
9.5% 12/15/14	5,210	5,405
Ship Finance International Ltd. 8.5% 12/15/13	35,500	36,121
Teekay Corp. 8.5% 1/15/20	8,355	9,295
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,750
		95,638
Specialty Retailing - 0.6%
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	44,500	50,619
Steels - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	18,580	19,184
Steel Dynamics, Inc. 7.625% 3/15/20 (f)	8,330	8,955
		28,139
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	33,756
8% 3/15/14	31,355	31,825
Ltd. Brands, Inc. 7% 5/1/20	8,485	9,291
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (e)	15,945	18,616
Michaels Stores, Inc. 7.75% 11/1/18 (f)	8,605	8,530
Rent-A-Center, Inc. 6.625% 11/15/20 (f)	10,935	11,085
Sonic Automotive, Inc. 8.625% 8/15/13	4,233	4,286
The May Department Stores Co. 5.75% 7/15/14	6,140	6,570
Toys 'R' Us, Inc.:
7.375% 9/1/16 (f)	9,255	9,625
7.875% 4/15/13	2,015	2,116
		135,700
Technology - 4.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)	3,375	3,578
Amkor Technology, Inc. 7.375% 5/1/18 (f)	7,565	7,868
Avaya, Inc.:
9.75% 11/1/15	20,130	20,281
10.125% 11/1/15 pay-in-kind (h)	84,323	84,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp. 11.25% 11/15/15	$ 4,915	$ 4,755
First Data Corp.:
9.875% 9/24/15	33,195	28,216
9.875% 9/24/15	21,950	18,493
10.55% 9/24/15 pay-in-kind (h)	45,316	38,121
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	25,090	26,846
10.125% 12/15/16	6,435	6,274
10.125% 3/15/18 (f)	22,110	24,376
Jabil Circuit, Inc. 5.625% 12/15/20	5,875	5,926
Lucent Technologies, Inc. 6.45% 3/15/29	15,430	12,884
NXP BV/NXP Funding LLC 10% 7/15/13 (f)	6,669	7,336
Serena Software, Inc. 10.375% 3/15/16	6,855	7,078
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)	2,690	2,972
SunGard Data Systems, Inc.:
9.125% 8/15/13	9,665	9,870
10.625% 5/15/15	4,570	5,107
Telcordia Technologies, Inc. 11% 5/1/18 (f)	4,870	4,809
Viasystems, Inc. 12% 1/15/15 (f)	9,625	10,768
Xerox Capital Trust I 8% 2/1/27	29,285	30,048
		360,561
Telecommunications - 8.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	34,750	34,055
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	12,460	13,831
Clearwire Escrow Corp. 12% 12/1/15 (f)	11,160	12,388
Cricket Communications, Inc.:
9.375% 11/1/14	12,875	13,487
10% 7/15/15	18,700	20,383
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (f)(h)	22,577	22,972
Frontier Communications Corp.:
7.875% 4/15/15	9,060	10,125
8.25% 5/1/14	12,695	14,234
8.25% 4/15/17	16,755	19,101
8.5% 4/15/20	48,020	55,463
8.75% 4/15/22	18,475	21,546
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (h)	53,857	57,525
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	41,565	44,321
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,370
MetroPCS Wireless, Inc. 9.25% 11/1/14	4,880	5,105
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 8,775	$ 8,808
6.875% 10/31/13	9,655	9,727
7.375% 8/1/15	73,640	73,916
Qwest Communications International, Inc. 8% 10/1/15	20,945	22,778
Sprint Capital Corp.:
6.9% 5/1/19	58,970	60,297
8.75% 3/15/32	11,160	12,248
Sprint Nextel Corp. 8.375% 8/15/17	14,670	16,174
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	26,870	30,497
12% 12/1/15 (f)	5,200	5,525
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	34,051	38,004
Windstream Corp.:
7% 3/15/19	7,750	7,837
8.125% 8/1/13	7,580	8,347
8.125% 9/1/18 (f)	11,785	12,846
8.625% 8/1/16	8,675	9,217
		693,127
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	9,065	9,824
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	8,010	8,130
TOTAL NONCONVERTIBLE BONDS		6,201,068
TOTAL CORPORATE BONDS (Cost $5,743,495)		6,262,997
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f) (Cost $1,284)	1,550	1,461
Common Stocks - 0.9%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	14,398
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	$ 20,970
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	106,517	3,452
Chemicals - 0.4%
Georgia Gulf Corp. (a)	677,855	13,713
LyondellBasell Industries NV:
Class A (a)	306,249	8,226
Class B (a)	280,688	7,548
		29,487
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(i)	499,406	2,872
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	357
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
		3,229
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,130
TOTAL COMMON STOCKS (Cost $111,162)		72,666
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 1.8%
Banks and Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	31,578	29,904
Fifth Third Bancorp 8.50%	87,254	11,696
Huntington Bancshares, Inc. 8.50%	41,262	43,944
Wells Fargo & Co. 7.50%	29,113	28,997
		114,541
Diversified Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	30,000	29,618
TOTAL CONVERTIBLE PREFERRED STOCKS		144,159
Nonconvertible Preferred Stocks - 0.6%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0
Diversified Financial Services - 0.6%
Citigroup Capital IX 6.00%	145,000	3,386
Citigroup Capital XII 8.50%	400,000	10,548
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - continued
Citigroup Capital XIII 7.875% (a)	414,487	$ 10,955
GMAC, Inc. 7.00% (f)	27,330	24,119
		49,008
TOTAL PREFERRED STOCKS (Cost $169,015)		193,167
Floating Rate Loans (j) - 11.3%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5406% 12/3/14 (h)	$ 40,403	38,332
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (h)	10,950	10,622
US Airways Group, Inc. term loan 2.7884% 3/23/14 (h)	36,565	32,909
		43,531
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (h)	34,093	30,002
Tranche C, term loan 2.1975% 12/27/15 (h)	17,394	15,177
Ford Motor Co. term loan 3.0375% 12/15/13 (h)	31,362	30,891
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (h)	8,505	8,229
		84,299
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (h)	46,352	44,034
VNU, Inc.:
term loan 2.2563% 8/9/13 (h)	418	413
Tranche C, term loan 4.0063% 5/1/16 (h)	6,777	6,667
		51,114
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/27/16 (h)	8,400	8,495
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (h)	12,990	12,925
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.2%
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 4/25/17 (h)	$ 4,000	$ 4,010
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (h)	15,485	15,543
		19,553
Diversified Financial Services - 0.3%
Fifth Third Processing Solutions Tranche 1LN, term loan 10/29/16	1,940	1,921
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	12,643	12,927
Tranche 2LN, term loan 7% 3/17/16 (h)	9,272	9,457
		24,305
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (h)	1,435	1,386
term loan 3.2894% 3/30/14 (h)	30,856	29,815
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (h)	61,607	47,899
Tranche B2, term loan 3.9226% 10/10/14 (h)	79,550	61,950
		141,050
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2881% 11/14/14 (h)	6,768	5,922
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.01% 6/4/14 (h)	13,972	12,610
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (h)	19,078	18,744
Tranche DD, term loan 2.5494% 7/25/14 (h)	981	964
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (h)	7,515	7,581
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (h)	18,536	18,211
Tranche B2, term loan 3.5394% 3/31/17 (h)	13,902	13,712
VWR Funding, Inc. term loan 2.7553% 6/29/14 (h)	15,315	14,741
		73,953
Homebuilding/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,326
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 1.2%
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (h)	$ 90,779	$ 82,836
Visant Corp. Tranche B, term loan 7% 12/22/16 (h)	9,730	9,815
		92,651
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (h)	9,055	9,123
DineEquity, Inc. term loan 6% 10/19/17 (h)	11,600	11,716
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (h)	5,143	4,841
term loan 2.625% 6/14/14 (h)	56,584	53,260
		78,940
Services - 0.2%
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (h)	13,298	12,634
Tranche DD, term loan 2.76% 7/24/14 (h)	1,324	1,258
		13,892
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.6343% 10/31/13 (h)	15,153	14,641
Super Retail - 0.1%
Neiman Marcus Group, Inc. term loan 2.2944% 4/6/13 (h)	12,319	11,980
Technology - 1.7%
Avaya, Inc. term loan 3.0575% 10/24/14 (h)	94,299	85,812
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (h)	26,186	24,746
Microsemi Corp. Tranche B, term loan 5% 10/27/17 (h)	1,280	1,291
SunGard Data Systems, Inc. term loan 2.0063% 2/28/14 (h)	27,105	26,326
		138,175
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (h)	23,546	22,369
TOTAL FLOATING RATE LOANS (Cost $857,600)		898,063
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b) (Cost $470,509)	470,509,482	$ 470,509
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,736)	$ 2,736	2,736
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,355,801)		7,901,599
NET OTHER ASSETS (LIABILITIES) - 0.6%		50,347
NET ASSETS - 100%		$ 7,951,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,113,967,000 or 26.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,002,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 32,140
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939

(j) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,736,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 1,273
Banc of America Securities LLC	477
Barclays Capital, Inc.	986
$ 2,736
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 385
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,429	$ 3,452	$ 32,490	$ 1,487
Financials	177,947	87,233	90,714	-
Industrials	20,970	20,970	-	-
Materials	29,487	29,487	-	-
Corporate Bonds	6,262,997	-	6,262,997	-
Commercial Mortgage Securities	1,461	-	1,461	-
Floating Rate Loans	898,063	-	898,063	-
Money Market Funds	470,509	470,509	-	-
Cash Equivalents	2,736	-	2,736	-
Total Investments in Securities:	$ 7,901,599	$ 611,651	$ 7,288,461	$ 1,487
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,553
Total Realized Gain (Loss)	(2,766)
Total Unrealized Gain (Loss)	1,919
Cost of Purchases	-
Proceeds of Sales	(1,231)
Amortization/Accretion	12
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,487
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (777)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Bermuda	3.8%
Canada	2.3%
Luxembourg	1.2%
Australia	1.1%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%
Income Tax Information

At April 30, 2010, the Fund had a capital loss carryforward of approximately $484,671,000 of which $277,488,000, $106,049,000 and $101,134,000 will expire on April 30, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,736) - See accompanying schedule: Unaffiliated issuers (cost $6,885,292)	$ 7,431,090
Fidelity Central Funds (cost $470,509)	470,509
Total Investments (cost $7,355,801)		$ 7,901,599
Cash		8,725
Receivable for investments sold		12,488
Receivable for fund shares sold		11,405
Dividends receivable		955
Interest receivable		137,863
Distributions receivable from Fidelity Central Funds		99
Other receivables		7
Total assets		8,073,141

Liabilities
Payable for investments purchased Regular delivery	$ 88,512
Delayed delivery	20,429
Payable for fund shares redeemed	3,667
Distributions payable	3,727
Accrued management fee	3,684
Other affiliated payables	1,005
Other payables and accrued expenses	171
Total liabilities		121,195

Net Assets		$ 7,951,946
Net Assets consist of:
Paid in capital		$ 7,702,899
Undistributed net investment income		123,611
Accumulated undistributed net realized gain (loss) on investments		(420,302)
Net unrealized appreciation (depreciation) on investments		545,738
Net Assets		$ 7,951,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

High Income: Net Asset Value, offering price and redemption price per share ($7,317,688 ÷ 810,281 shares)	$ 9.03

Class F: Net Asset Value, offering price and redemption price per share ($634,258 ÷ 70,241 shares)	$ 9.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2010

Investment Income
Dividends		$ 5,817
Interest		307,877
Income from Fidelity Central Funds		385
Total income		314,079

Expenses
Management fee	$ 20,684
Transfer agent fees	5,332
Accounting fees and expenses	633
Custodian fees and expenses	43
Independent trustees' compensation	21
Registration fees	131
Audit	75
Legal	42
Miscellaneous	41
Total expenses before reductions	27,002
Expense reductions	(3)	26,999
Net investment income		287,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		69,678
Change in net unrealized appreciation (depreciation) on investment securities		70,778
Net gain (loss)		140,456
Net increase (decrease) in net assets resulting from operations		$ 427,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2010	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 287,080	$ 529,847
Net realized gain (loss)	69,678	178,911
Change in net unrealized appreciation (depreciation)	70,778	1,370,401
Net increase (decrease) in net assets resulting from operations	427,536	2,079,159
Distributions to shareholders from net investment income	(246,898)	(477,811)
Distributions to shareholders from net realized gain	-	(8,300)
Total distributions	(246,898)	(486,111)
Share transactions - net increase (decrease)	299,983	678,885
Redemption fees	688	888
Total increase (decrease) in net assets	481,309	2,272,821

Net Assets
Beginning of period	7,470,637	5,197,816
End of period (including undistributed net investment income of $123,611 and undistributed net investment income of $83,429, respectively)	$ 7,951,946	$ 7,470,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - High Income

	Six months ended October 31,	Years ended April 30,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Income from Investment Operations
Net investment income D	.340	.651	.640	.639	.654	.614
Net realized and unrealized gain (loss)	.162	1.934	(1.799)	(.566)	.291	.216
Total from investment operations	.502	2.585	(1.159)	.073	.945	.830
Distributions from net investment income	(.293)	(.586)	(.604)	(.654)	(.646)	(.610)
Distributions from net realized gain	-	(.010)	-	-	-	-
Total distributions	(.293)	(.596)	(.604)	(.654)	(.646)	(.610)
Redemption fees added to paid in capital D	.001	.001	.003	.001	.001	- H
Net asset value, end of period	$ 9.03	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Total Return B, C	5.89%	38.94%	(13.26)%	.99%	11.09%	9.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.74% A	.75%	.77%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.75%	.75%	.77%
Expenses net of all reductions	.74% A	.75%	.77%	.74%	.75%	.76%
Net investment income	7.80% A	8.09%	9.04%	7.36%	7.31%	6.97%
Supplemental Data
Net assets, end of period (in millions)	$ 7,318	$ 7,158	$ 5,198	$ 5,436	$ 5,027	$ 3,716
Portfolio turnover rate F	38% A	65%	27%	33%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31,	Years ended April 30,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 7.27
Income from Investment Operations
Net investment income D	.346	.564
Net realized and unrealized gain (loss)	.162	1.506
Total from investment operations	.508	2.070
Distributions from net investment income	(.299)	(.511)
Distributions from net realized gain	-	(.010)
Total distributions	(.299)	(.521)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.03	$ 8.82
Total Return B, C	5.97%	29.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.60% A
Expenses net of fee waivers, if any	.59% A	.60% A
Expenses net of all reductions	.59% A	.60% A
Net investment income	7.95% A	8.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 634	$ 312
Portfolio turnover rate F	38% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 745,073
Gross unrealized depreciation	(129,908)
Net unrealized appreciation (depreciation)	$ 615,165
Tax cost	$ 7,286,434

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,528,645 and $1,324,596, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
High Income	$ 5,332.15

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2010	Year ended April 30, 2010 A
From net investment income
High Income	$ 231,334	$ 471,207
Class F	15,564	6,604
Total	$ 246,898	$ 477,811
From net realized gain
High Income	$ -	$ 8,229
Class F	-	71
Total	$ -	$ 8,300

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2010	Year ended April 30, 2010 A	Six months ended October 31, 2010	Year ended April 30, 2010 A
High Income
Shares sold	135,672	257,106	$ 1,176,636	$ 2,046,785
Reinvestment of distributions	24,165	53,583	209,374	435,598
Shares redeemed	(161,122)	(260,473)	(1,388,222)	(2,102,825)
Net increase (decrease)	(1,285)	50,216	$ (2,212)	$ 379,558
Class F
Shares sold	35,958	35,794	$ 311,368	$ 302,512
Reinvestment of distributions	1,789	778	15,564	6,675
Shares redeemed	(2,908)	(1,170)	(24,737)	(9,860)
Net increase (decrease)	34,839	35,402	$ 302,195	$ 299,327

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K® Funds were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SPH-USAN-1210
1.784853.107

Fidelity®

High Income

Fund -
Class F

Semiannual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
High Income	.74%
Actual		$ 1,000.00	$ 1,058.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class F	.59%
Actual		$ 1,000.00	$ 1,059.70	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.7	2.7
Avaya, Inc.	2.4	2.6
HCA, Inc.	2.4	2.3
CIT Group, Inc.	2.1	1.6
Calpine Corp.	1.9	0.2
	12.5
Top Five Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.0	10.1
Energy	7.8	6.9
Electric Utilities	7.2	6.1
Diversified Financial Services	6.8	4.3
Healthcare	6.7	7.3
Quality Diversification (% of fund's net assets) as of October 31, 2010
As of October 31, 2010	As of April 30, 2010
AAA,AA,A 0.0%†	AAA,AA,A 0.2%
BBB 1.9%	BBB 2.3%
BB 20.4%	BB 18.8%
B 50.3%	B 46.3%
CCC,CC,C 15.2%	CCC,CC,C 21.1%
D 0.0%	D 0.1%
Not Rated 2.3%	Not Rated 2.4%
Equities 3.3%	Equities 2.9%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2010 *		As of April 30, 2010 **
	Nonconvertible Bonds 78.0%		Nonconvertible Bonds 77.0%
	Convertible Bonds, Preferred Stocks 3.2%		Convertible Bonds, Preferred Stocks 3.2%
	Common Stocks 0.9%		Common Stocks 1.0%
	Floating Rate Loans 11.3%		Floating Rate Loans 12.8%
	Other Investments 0.0%†		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	11.1%	** Foreign investments	10.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 78.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 3,500	$ 3,196
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	4,300	8,176
General Cable Corp. 4.5% 11/15/29 (e)	3,940	4,078
		12,254
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	18,110
Healthcare - 0.1%
Alere, Inc. 3% 5/15/16	4,000	3,785
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	9,510
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	2,056
Technology - 0.2%
CommScope, Inc. 3.25% 7/1/15	9,900	13,018
TOTAL CONVERTIBLE BONDS		61,929
Nonconvertible Bonds - 78.0%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.875% 9/15/20	13,165	13,823
BE Aerospace, Inc. 6.875% 10/1/20	8,710	9,233
Esterline Technologies Corp. 7% 8/1/20 (f)	8,375	8,815
Sequa Corp.:
11.75% 12/1/15 (f)	30,635	33,316
13.5% 12/1/15 pay-in-kind (f)	3,198	3,494
		68,681
Air Transportation - 0.8%
Air Canada 9.25% 8/1/15 (f)	22,875	23,962
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,768
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	0
8.3% 12/15/29 (a)	7,735	0
9.5% 9/15/14 (f)	3,397	3,745
10% 8/15/08 (a)	1,980	0
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	640
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,609
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
7.041% 10/1/23	$ 8,022	$ 8,423
7.691% 4/1/17	7,445	7,408
United Air Lines, Inc. 9.875% 8/1/13 (f)	4,870	5,357
		65,912
Automotive - 2.5%
Accuride Corp. 9.5% 8/1/18 (f)	1,335	1,452
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	5,249
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,715
Ford Motor Credit Co. LLC:
7.5% 8/1/12	13,245	14,238
8% 12/15/16	3,960	4,637
8.125% 1/15/20	20,830	25,472
Lear Corp.:
7.875% 3/15/18	3,040	3,291
8.125% 3/15/20	3,375	3,729
Navistar International Corp. 8.25% 11/1/21	16,795	18,349
Stoneridge, Inc. 9.5% 10/15/17 (f)	4,855	5,006
Tenneco, Inc.:
7.75% 8/15/18 (f)	3,180	3,411
8.125% 11/15/15	36,585	38,780
8.625% 11/15/14	13,120	13,514
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	12,050	13,737
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	24,365	26,010
TRW Automotive, Inc.:
7% 3/15/14 (f)	13,910	14,884
8.875% 12/1/17 (f)	3,685	4,063
		197,537
Banks and Thrifts - 4.1%
Bank of America Corp. 8.125% (h)	18,040	18,130
CIT Group, Inc.:
7% 5/1/13	5,927	6,001
7% 5/1/14	7,533	7,571
7% 5/1/15	29,539	29,539
7% 5/1/16	67,580	67,411
7% 5/1/17	42,717	42,503
Citigroup Capital XXI 8.3% 12/21/77 (h)	8,880	9,302
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 29,855	$ 31,049
6.625% 5/15/12	8,040	8,362
6.75% 12/1/14	19,665	20,550
6.875% 9/15/11	7,466	7,690
6.875% 8/28/12	8,276	8,690
7.5% 12/31/13	10,240	10,957
8% 11/1/31	8,272	9,016
Wells Fargo & Co. 7.98% (h)	13,310	14,042
Wells Fargo Capital XIII 7.7% (h)	7,175	7,426
Zions Bancorp. 7.75% 9/23/14	27,255	29,011
		327,250
Broadcasting - 0.7%
Clear Channel Communications, Inc. 10.75% 8/1/16	13,275	10,189
LIN Television Corp. 6.5% 5/15/13	5,595	5,651
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (f)(h)	17,926	16,645
7% 1/15/14	5,899	5,604
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	11,270	11,862
Univision Communications, Inc. 7.875% 11/1/20 (f)	7,495	7,832
		57,783
Building Materials - 1.2%
Associated Materials LLC 9.125% 11/1/17 (f)	4,020	4,221
General Cable Corp.:
2.665% 4/1/15 (h)	16,425	15,357
7.125% 4/1/17	19,795	20,290
Goodman Global Group, Inc. 0% 12/15/14	19,780	12,709
Masco Corp. 7.125% 3/15/20	9,025	9,454
Nortek, Inc. 11% 12/1/13	25,915	27,599
Texas Industries, Inc. 9.25% 8/15/20 (f)	7,865	8,298
		97,928
Cable TV - 2.1%
Cablevision Systems Corp. 8.625% 9/15/17	23,705	26,609
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	6,340	6,720
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	17,670	18,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	$ 23,727	$ 28,413
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(h)	26,875	28,588
10.875% 9/15/14 (e)(f)	15,405	17,465
CSC Holdings LLC:
8.5% 4/15/14	12,890	14,420
8.625% 2/15/19	9,355	10,805
EchoStar Communications Corp. 7.125% 2/1/16	13,680	14,484
		166,367
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	15,960	16,918
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,566
Coleman Cable, Inc. 9% 2/15/18	19,520	20,398
Esco Corp.:
4.1672% 12/15/13 (f)(h)	1,090	1,014
8.625% 12/15/13 (f)	18,645	19,111
SPX Corp. 7.625% 12/15/14	14,410	15,995
Terex Corp. 10.875% 6/1/16	8,765	10,036
		94,038
Chemicals - 2.2%
Celanese US Holdings LLC 6.625% 10/15/18 (f)	9,240	9,818
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	15,929
Chemtura Corp. 7.875% 9/1/18 (f)	18,125	19,575
Ferro Corp. 7.875% 8/15/18	2,685	2,839
Georgia Gulf Corp. 9% 1/15/17 (f)	13,320	14,386
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)(g)	3,025	3,146
LBI Escrow Corp. 8% 11/1/17 (f)	18,305	20,044
Momentive Performance Materials, Inc.:
9% 1/15/21 (f)(g)	6,130	6,375
9.75% 12/1/14	39,660	41,790
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,646
8.375% 11/1/16	14,485	15,861
8.625% 11/1/19	13,425	14,902
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)(g)	$ 2,270	$ 2,318
PolyOne Corp. 7.375% 9/15/20	3,860	4,101
		177,730
Consumer Products - 0.3%
Prestige Brands, Inc. 8.25% 4/1/18 (f)(g)	5,000	5,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	5,885	6,076
9% 4/15/19 (f)	6,735	6,971
Viking Acquisition, Inc. 9.25% 11/1/18 (f)	8,210	8,210
		26,457
Containers - 1.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)	2,465	2,607
Berry Plastics Corp. 5.0391% 2/15/15 (h)	58,885	56,530
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18 (f)	9,070	9,342
Graphic Packaging International, Inc. 7.875% 10/1/18	5,920	6,246
Solo Cup Co. 8.5% 2/15/14	5,595	5,036
		79,761
Diversified Financial Services - 5.9%
Capital One Capital V 10.25% 8/15/39	17,700	19,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	57,570	59,153
Ineos Finance PLC 9% 5/15/15 (f)	5,805	6,139
International Lease Finance Corp.:
5.3% 5/1/12	4,945	5,019
5.625% 9/20/13	11,125	11,195
5.65% 6/1/14	7,935	7,935
5.875% 5/1/13	8,230	8,384
6.375% 3/25/13	2,185	2,251
6.625% 11/15/13	14,900	15,347
7.125% 9/1/18 (f)	36,960	40,656
8.625% 9/15/15 (f)	84,335	94,650
8.75% 3/15/17 (f)	56,175	63,899
8.875% 9/1/17	22,650	25,821
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)	43,590	44,026
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)	6,115	6,505
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	21,580	21,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (f)	$ 5,725	$ 6,111
SLM Corp.:
8% 3/25/20	19,840	19,840
8.45% 6/15/18	13,615	14,263
		471,951
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	3,405	3,677
Entravision Communication Corp. 8.75% 8/1/17 (f)	7,725	8,189
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,862
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	8,855	9,032
7.75% 10/15/18 (f)	16,590	17,212
10% 8/1/14	14,919	15,665
11.5% 5/1/16	21,670	24,812
		86,449
Electric Utilities - 5.4%
AES Corp.:
8% 10/15/17	34,975	38,473
9.75% 4/15/16	8,265	9,608
Calpine Corp.:
7.5% 2/15/21 (f)	91,090	92,912
7.875% 7/31/20 (f)	52,460	54,690
Calpine Generating Co. LLC 0% 4/1/09 (c)(h)	50	0
CMS Energy Corp. 8.75% 6/15/19	7,635	9,162
Edison Mission Energy 7.2% 5/15/19	16,655	11,867
Energy Future Holdings Corp.:
10% 1/15/20 (f)	4,260	4,441
10.875% 11/1/17	2,047	1,505
12% 11/1/17 pay-in-kind (h)	1,438	826
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	8,783	9,156
GenOn Escrow Corp.:
9.5% 10/15/18 (f)	17,705	17,195
9.875% 10/15/20 (f)	17,245	16,728
Intergen NV 9% 6/30/17 (f)	12,760	13,781
Mirant Americas Generation LLC:
8.5% 10/1/21	20,635	20,222
9.125% 5/1/31	39,770	37,782
Mirant North America LLC 7.375% 12/31/13	5,510	5,654
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 7,830	$ 7,987
7.375% 2/1/16	9,855	10,249
NSG Holdings II, LLC 7.75% 12/15/25 (f)	17,425	15,835
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,664
7.875% 6/15/17	33,335	30,835
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,536	3,589
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	12,180	7,856
		425,017
Energy - 7.5%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	5,645	5,391
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	52,860	48,631
Berry Petroleum Co. 6.75% 11/1/20	3,310	3,409
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)	4,790	4,820
Chesapeake Energy Corp.:
6.5% 8/15/17	18,810	19,587
7.625% 7/15/13	10,985	11,960
9.5% 2/15/15	23,175	26,883
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	10,827	10,800
11.75% 7/15/14 (f)	6,130	6,636
Continental Resources, Inc.:
7.125% 4/1/21 (f)	5,310	5,708
7.375% 10/1/20 (f)	7,790	8,413
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,682
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,648
Edgen Murray Corp. 12.25% 1/15/15	40,860	33,301
El Paso Corp. 8.25% 2/15/16	5,070	5,678
Energy Transfer Equity LP 7.5% 10/15/20	35,595	38,756
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,610	19,218
Forest Oil Corp.:
7.25% 6/15/19	35,760	37,727
8.5% 2/15/14	5,000	5,538
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,160	10,516
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	234	181
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	11,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (f)	$ 14,515	$ 15,132
LINN Energy LLC:
7.75% 2/1/21 (f)	9,070	9,399
8.625% 4/15/20 (f)	21,130	22,820
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20 (g)	3,870	3,957
OPTI Canada, Inc.:
7.875% 12/15/14	11,345	8,509
8.25% 12/15/14	49,865	37,399
Parker Drilling Co. 9.125% 4/1/18	6,290	6,542
Petrohawk Energy Corp.:
7.25% 8/15/18	15,470	16,089
10.5% 8/1/14	5,000	5,694
Pioneer Drilling Co. 9.875% 3/15/18	10,385	10,904
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	6,109
Plains Exploration & Production Co.:
7% 3/15/17	38,740	40,193
7.625% 6/1/18	3,510	3,756
7.625% 4/1/20	13,585	14,680
10% 3/1/16	17,525	20,066
Quicksilver Resources, Inc. 7.125% 4/1/16	2,710	2,588
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	13,250	13,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (f)	16,995	18,015
Thermon Industries, Inc. 9.5% 5/1/17 (f)	3,440	3,612
		597,474
Entertainment/Film - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)	8,810	9,625
Environmental - 0.2%
Clean Harbors, Inc. 7.625% 8/15/16	5,616	5,932
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)	7,335	8,032
		13,964
Food and Drug Retail - 1.4%
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,386
7.5% 3/1/17	8,060	7,697
9.375% 12/15/15	12,995	11,241
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.5% 6/15/17	$ 40,260	$ 34,020
10.25% 10/15/19	4,530	4,790
10.375% 7/15/16	21,400	22,631
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,073
8% 5/1/16	7,815	7,913
Tops Markets LLC 10.125% 10/15/15 (f)	10,945	11,821
		112,572
Food/Beverage/Tobacco - 0.7%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	22,085	22,085
Constellation Brands, Inc. 8.375% 12/15/14	21,625	24,382
Dean Foods Co. 7% 6/1/16	7,415	7,415
		53,882
Gaming - 0.8%
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	11,877
6.75% 9/1/12	9,860	9,663
6.75% 4/1/13	6,430	6,237
7.625% 1/15/17	12,970	11,478
13% 11/15/13	4,615	5,486
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	6,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75% 8/15/20 (f)	9,045	9,814
7.875% 11/1/17	5,000	5,444
		66,343
Healthcare - 5.7%
Alere, Inc. 9% 5/15/16	9,480	10,120
Apria Healthcare Group, Inc. 12.375% 11/1/14	14,225	15,861
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	38,055	42,336
Carriage Services, Inc. 7.875% 1/15/15	5,480	5,535
Community Health Systems, Inc. 8.875% 7/15/15	28,665	30,637
HCA, Inc.:
7.25% 9/15/20	4,515	4,921
7.5% 11/6/33	4,775	4,417
7.875% 2/15/20	30,715	34,014
8.5% 4/15/19	17,355	19,459
9.125% 11/15/14	9,475	9,901
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.25% 11/15/16	$ 34,855	$ 37,731
9.625% 11/15/16 pay-in-kind (h)	30,988	33,622
9.875% 2/15/17	3,130	3,513
Inverness Medical Innovations, Inc. 7.875% 2/1/16	17,140	17,997
Omega Healthcare Investors, Inc.:
7% 1/15/16	10,260	10,619
7.5% 2/15/20 (f)	12,885	13,658
Psychiatric Solutions, Inc. 7.75% 7/15/15	4,570	4,751
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)	7,380	7,528
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)	2,520	2,608
Senior Housing Properties Trust 6.75% 4/15/20	2,720	2,883
Tenet Healthcare Corp. 8.875% 7/1/19	17,185	19,333
US Oncology Holdings, Inc. 6.7372% 3/15/12 pay-in-kind (h)	18,764	18,233
Ventas Realty LP:
6.5% 6/1/16	15,840	16,553
6.75% 4/1/17	10,140	10,596
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	71,179	75,450
		452,276
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)	4,640	4,686
11.625% 6/15/17	21,155	24,540
KB Home 6.25% 6/15/15	7,230	6,968
Realogy Corp. 10.5% 4/15/14	17,555	15,843
Standard Pacific Corp. 8.375% 5/15/18	16,855	17,445
		69,482
Hotels - 0.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,371
9% 5/15/17	11,500	12,909
Host Marriott LP:
6.375% 3/15/15	5,515	5,646
7.125% 11/1/13	5,256	5,335
		44,261
Leisure - 1.5%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	12,080	12,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
NCL Corp. Ltd. 11.75% 11/15/16	$ 59,665	$ 68,913
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,858
11.875% 7/15/15	22,575	28,219
yankee 7.25% 6/15/16	2,720	2,965
		115,745
Metals/Mining - 2.9%
Arch Coal, Inc.:
7.25% 10/1/20	3,435	3,744
8.75% 8/1/16	8,990	10,069
CONSOL Energy, Inc.:
8% 4/1/17 (f)	34,740	37,953
8.25% 4/1/20 (f)	22,415	24,881
Drummond Co., Inc. 9% 10/15/14 (f)	4,850	5,165
FMG Finance Property Ltd.:
10% 9/1/13 (f)	15,550	19,360
10.625% 9/1/16 (f)	37,690	55,593
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (f)	18,730	19,198
Massey Energy Co. 6.875% 12/15/13	23,355	23,676
Novelis, Inc. 7.25% 2/15/15 (e)	15,695	16,205
Peabody Energy Corp. 7.375% 11/1/16	4,640	5,220
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	5,093
		226,157
Paper - 1.8%
ABI Escrow Corp. 10.25% 10/15/18 (f)	20,815	22,272
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	7,410	8,114
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	8,290	8,674
Cascades, Inc. 7.75% 12/15/17	7,135	7,563
Clearwater Paper Corp. 7.125% 11/1/18 (f)	2,520	2,633
Domtar Corp.:
9.5% 8/1/16	6,915	8,229
10.75% 6/1/17	7,350	9,224
Georgia-Pacific LLC 5.4% 11/1/20 (f)	13,325	13,492
Glatfelter 7.125% 5/1/16	4,440	4,573
NewPage Corp. 11.375% 12/31/14	16,505	15,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	$ 28,610	$ 29,325
11.5% 7/1/14	10,035	11,139
		141,000
Publishing/Printing - 2.0%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,766
Cenveo Corp.:
7.875% 12/1/13	24,769	24,212
10.5% 8/15/16 (f)	24,375	25,137
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(h)	22,125	22,125
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	74,405	77,009
Valassis Communications, Inc. 8.25% 3/1/15	7,152	7,519
		161,768
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,553
Restaurants - 1.2%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)	30,340	32,691
Carrols Corp. 9% 1/15/13	14,725	14,872
DineEquity, Inc. 9.5% 10/30/18 (f)	26,605	28,301
Landry's Restaurants, Inc. 11.625% 12/1/15	3,290	3,520
Landrys Holdings, Inc. 11.5% 6/1/14 (f)	6,745	6,273
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)	10,960	11,837
		97,494
Services - 3.9%
Aircastle Ltd. 9.75% 8/1/18	3,750	4,088
ARAMARK Corp. 3.9656% 2/1/15 (h)	42,890	39,995
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.8763% 5/15/14 (h)	11,500	10,954
7.625% 5/15/14	13,305	13,671
7.75% 5/15/16	13,930	14,139
9.625% 3/15/18	26,855	28,837
Corrections Corp. of America 6.25% 3/15/13	5,640	5,696
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	62,020	56,748
Penhall International Corp. 12% 8/1/14 (c)(f)	4,370	2,185
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	68,430	73,220
The Geo Group, Inc. 7.75% 10/15/17	3,255	3,556
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.:
9.25% 12/15/19	$ 19,400	$ 21,534
10.875% 6/15/16	28,105	32,250
		306,873
Shipping - 1.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)	10,140	10,571
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	23,940	25,496
9.5% 12/15/14	5,210	5,405
Ship Finance International Ltd. 8.5% 12/15/13	35,500	36,121
Teekay Corp. 8.5% 1/15/20	8,355	9,295
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,750
		95,638
Specialty Retailing - 0.6%
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	44,500	50,619
Steels - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	18,580	19,184
Steel Dynamics, Inc. 7.625% 3/15/20 (f)	8,330	8,955
		28,139
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	33,756
8% 3/15/14	31,355	31,825
Ltd. Brands, Inc. 7% 5/1/20	8,485	9,291
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (e)	15,945	18,616
Michaels Stores, Inc. 7.75% 11/1/18 (f)	8,605	8,530
Rent-A-Center, Inc. 6.625% 11/15/20 (f)	10,935	11,085
Sonic Automotive, Inc. 8.625% 8/15/13	4,233	4,286
The May Department Stores Co. 5.75% 7/15/14	6,140	6,570
Toys 'R' Us, Inc.:
7.375% 9/1/16 (f)	9,255	9,625
7.875% 4/15/13	2,015	2,116
		135,700
Technology - 4.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (f)	3,375	3,578
Amkor Technology, Inc. 7.375% 5/1/18 (f)	7,565	7,868
Avaya, Inc.:
9.75% 11/1/15	20,130	20,281
10.125% 11/1/15 pay-in-kind (h)	84,323	84,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp. 11.25% 11/15/15	$ 4,915	$ 4,755
First Data Corp.:
9.875% 9/24/15	33,195	28,216
9.875% 9/24/15	21,950	18,493
10.55% 9/24/15 pay-in-kind (h)	45,316	38,121
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	25,090	26,846
10.125% 12/15/16	6,435	6,274
10.125% 3/15/18 (f)	22,110	24,376
Jabil Circuit, Inc. 5.625% 12/15/20	5,875	5,926
Lucent Technologies, Inc. 6.45% 3/15/29	15,430	12,884
NXP BV/NXP Funding LLC 10% 7/15/13 (f)	6,669	7,336
Serena Software, Inc. 10.375% 3/15/16	6,855	7,078
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)	2,690	2,972
SunGard Data Systems, Inc.:
9.125% 8/15/13	9,665	9,870
10.625% 5/15/15	4,570	5,107
Telcordia Technologies, Inc. 11% 5/1/18 (f)	4,870	4,809
Viasystems, Inc. 12% 1/15/15 (f)	9,625	10,768
Xerox Capital Trust I 8% 2/1/27	29,285	30,048
		360,561
Telecommunications - 8.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	34,750	34,055
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	12,460	13,831
Clearwire Escrow Corp. 12% 12/1/15 (f)	11,160	12,388
Cricket Communications, Inc.:
9.375% 11/1/14	12,875	13,487
10% 7/15/15	18,700	20,383
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (f)(h)	22,577	22,972
Frontier Communications Corp.:
7.875% 4/15/15	9,060	10,125
8.25% 5/1/14	12,695	14,234
8.25% 4/15/17	16,755	19,101
8.5% 4/15/20	48,020	55,463
8.75% 4/15/22	18,475	21,546
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (h)	53,857	57,525
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	41,565	44,321
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,370
MetroPCS Wireless, Inc. 9.25% 11/1/14	4,880	5,105
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 8,775	$ 8,808
6.875% 10/31/13	9,655	9,727
7.375% 8/1/15	73,640	73,916
Qwest Communications International, Inc. 8% 10/1/15	20,945	22,778
Sprint Capital Corp.:
6.9% 5/1/19	58,970	60,297
8.75% 3/15/32	11,160	12,248
Sprint Nextel Corp. 8.375% 8/15/17	14,670	16,174
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	26,870	30,497
12% 12/1/15 (f)	5,200	5,525
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	34,051	38,004
Windstream Corp.:
7% 3/15/19	7,750	7,837
8.125% 8/1/13	7,580	8,347
8.125% 9/1/18 (f)	11,785	12,846
8.625% 8/1/16	8,675	9,217
		693,127
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	9,065	9,824
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	8,010	8,130
TOTAL NONCONVERTIBLE BONDS		6,201,068
TOTAL CORPORATE BONDS (Cost $5,743,495)		6,262,997
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f) (Cost $1,284)	1,550	1,461
Common Stocks - 0.9%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	14,398
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	$ 20,970
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	106,517	3,452
Chemicals - 0.4%
Georgia Gulf Corp. (a)	677,855	13,713
LyondellBasell Industries NV:
Class A (a)	306,249	8,226
Class B (a)	280,688	7,548
		29,487
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(i)	499,406	2,872
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	357
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
		3,229
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,130
TOTAL COMMON STOCKS (Cost $111,162)		72,666
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 1.8%
Banks and Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	31,578	29,904
Fifth Third Bancorp 8.50%	87,254	11,696
Huntington Bancshares, Inc. 8.50%	41,262	43,944
Wells Fargo & Co. 7.50%	29,113	28,997
		114,541
Diversified Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	30,000	29,618
TOTAL CONVERTIBLE PREFERRED STOCKS		144,159
Nonconvertible Preferred Stocks - 0.6%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0
Diversified Financial Services - 0.6%
Citigroup Capital IX 6.00%	145,000	3,386
Citigroup Capital XII 8.50%	400,000	10,548
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - continued
Citigroup Capital XIII 7.875% (a)	414,487	$ 10,955
GMAC, Inc. 7.00% (f)	27,330	24,119
		49,008
TOTAL PREFERRED STOCKS (Cost $169,015)		193,167
Floating Rate Loans (j) - 11.3%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5406% 12/3/14 (h)	$ 40,403	38,332
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (h)	10,950	10,622
US Airways Group, Inc. term loan 2.7884% 3/23/14 (h)	36,565	32,909
		43,531
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (h)	34,093	30,002
Tranche C, term loan 2.1975% 12/27/15 (h)	17,394	15,177
Ford Motor Co. term loan 3.0375% 12/15/13 (h)	31,362	30,891
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.21% 4/30/14 (h)	8,505	8,229
		84,299
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (h)	46,352	44,034
VNU, Inc.:
term loan 2.2563% 8/9/13 (h)	418	413
Tranche C, term loan 4.0063% 5/1/16 (h)	6,777	6,667
		51,114
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/27/16 (h)	8,400	8,495
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (h)	12,990	12,925
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.2%
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 4/25/17 (h)	$ 4,000	$ 4,010
Tronox, Inc. Tranche B, term loan 7% 12/31/10 (h)	15,485	15,543
		19,553
Diversified Financial Services - 0.3%
Fifth Third Processing Solutions Tranche 1LN, term loan 10/29/16	1,940	1,921
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	12,643	12,927
Tranche 2LN, term loan 7% 3/17/16 (h)	9,272	9,457
		24,305
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (h)	1,435	1,386
term loan 3.2894% 3/30/14 (h)	30,856	29,815
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7563% 10/10/14 (h)	61,607	47,899
Tranche B2, term loan 3.9226% 10/10/14 (h)	79,550	61,950
		141,050
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2881% 11/14/14 (h)	6,768	5,922
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.01% 6/4/14 (h)	13,972	12,610
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.5494% 7/25/14 (h)	19,078	18,744
Tranche DD, term loan 2.5494% 7/25/14 (h)	981	964
DaVita, Inc. Tranche B, term loan 4.5% 10/20/16 (h)	7,515	7,581
HCA, Inc.:
Tranche B, term loan 2.5394% 11/17/13 (h)	18,536	18,211
Tranche B2, term loan 3.5394% 3/31/17 (h)	13,902	13,712
VWR Funding, Inc. term loan 2.7553% 6/29/14 (h)	15,315	14,741
		73,953
Homebuilding/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,326
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 1.2%
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (h)	$ 90,779	$ 82,836
Visant Corp. Tranche B, term loan 7% 12/22/16 (h)	9,730	9,815
		92,651
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (h)	9,055	9,123
DineEquity, Inc. term loan 6% 10/19/17 (h)	11,600	11,716
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5443% 6/14/13 (h)	5,143	4,841
term loan 2.625% 6/14/14 (h)	56,584	53,260
		78,940
Services - 0.2%
ServiceMaster Co.:
term loan 2.7686% 7/24/14 (h)	13,298	12,634
Tranche DD, term loan 2.76% 7/24/14 (h)	1,324	1,258
		13,892
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.6343% 10/31/13 (h)	15,153	14,641
Super Retail - 0.1%
Neiman Marcus Group, Inc. term loan 2.2944% 4/6/13 (h)	12,319	11,980
Technology - 1.7%
Avaya, Inc. term loan 3.0575% 10/24/14 (h)	94,299	85,812
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (h)	26,186	24,746
Microsemi Corp. Tranche B, term loan 5% 10/27/17 (h)	1,280	1,291
SunGard Data Systems, Inc. term loan 2.0063% 2/28/14 (h)	27,105	26,326
		138,175
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (h)	23,546	22,369
TOTAL FLOATING RATE LOANS (Cost $857,600)		898,063
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b) (Cost $470,509)	470,509,482	$ 470,509
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.22%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,736)	$ 2,736	2,736
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,355,801)		7,901,599
NET OTHER ASSETS (LIABILITIES) - 0.6%		50,347
NET ASSETS - 100%		$ 7,951,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,113,967,000 or 26.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,002,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 32,140
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939

(j) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,736,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 1,273
Banc of America Securities LLC	477
Barclays Capital, Inc.	986
$ 2,736
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 385
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,429	$ 3,452	$ 32,490	$ 1,487
Financials	177,947	87,233	90,714	-
Industrials	20,970	20,970	-	-
Materials	29,487	29,487	-	-
Corporate Bonds	6,262,997	-	6,262,997	-
Commercial Mortgage Securities	1,461	-	1,461	-
Floating Rate Loans	898,063	-	898,063	-
Money Market Funds	470,509	470,509	-	-
Cash Equivalents	2,736	-	2,736	-
Total Investments in Securities:	$ 7,901,599	$ 611,651	$ 7,288,461	$ 1,487
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,553
Total Realized Gain (Loss)	(2,766)
Total Unrealized Gain (Loss)	1,919
Cost of Purchases	-
Proceeds of Sales	(1,231)
Amortization/Accretion	12
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,487
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (777)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Bermuda	3.8%
Canada	2.3%
Luxembourg	1.2%
Australia	1.1%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%
Income Tax Information

At April 30, 2010, the Fund had a capital loss carryforward of approximately $484,671,000 of which $277,488,000, $106,049,000 and $101,134,000 will expire on April 30, 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,736) - See accompanying schedule: Unaffiliated issuers (cost $6,885,292)	$ 7,431,090
Fidelity Central Funds (cost $470,509)	470,509
Total Investments (cost $7,355,801)		$ 7,901,599
Cash		8,725
Receivable for investments sold		12,488
Receivable for fund shares sold		11,405
Dividends receivable		955
Interest receivable		137,863
Distributions receivable from Fidelity Central Funds		99
Other receivables		7
Total assets		8,073,141

Liabilities
Payable for investments purchased Regular delivery	$ 88,512
Delayed delivery	20,429
Payable for fund shares redeemed	3,667
Distributions payable	3,727
Accrued management fee	3,684
Other affiliated payables	1,005
Other payables and accrued expenses	171
Total liabilities		121,195

Net Assets		$ 7,951,946
Net Assets consist of:
Paid in capital		$ 7,702,899
Undistributed net investment income		123,611
Accumulated undistributed net realized gain (loss) on investments		(420,302)
Net unrealized appreciation (depreciation) on investments		545,738
Net Assets		$ 7,951,946

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2010

High Income: Net Asset Value, offering price and redemption price per share ($7,317,688 ÷ 810,281 shares)	$ 9.03

Class F: Net Asset Value, offering price and redemption price per share ($634,258 ÷ 70,241 shares)	$ 9.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2010

Investment Income
Dividends		$ 5,817
Interest		307,877
Income from Fidelity Central Funds		385
Total income		314,079

Expenses
Management fee	$ 20,684
Transfer agent fees	5,332
Accounting fees and expenses	633
Custodian fees and expenses	43
Independent trustees' compensation	21
Registration fees	131
Audit	75
Legal	42
Miscellaneous	41
Total expenses before reductions	27,002
Expense reductions	(3)	26,999
Net investment income		287,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		69,678
Change in net unrealized appreciation (depreciation) on investment securities		70,778
Net gain (loss)		140,456
Net increase (decrease) in net assets resulting from operations		$ 427,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2010	Year ended April 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 287,080	$ 529,847
Net realized gain (loss)	69,678	178,911
Change in net unrealized appreciation (depreciation)	70,778	1,370,401
Net increase (decrease) in net assets resulting from operations	427,536	2,079,159
Distributions to shareholders from net investment income	(246,898)	(477,811)
Distributions to shareholders from net realized gain	-	(8,300)
Total distributions	(246,898)	(486,111)
Share transactions - net increase (decrease)	299,983	678,885
Redemption fees	688	888
Total increase (decrease) in net assets	481,309	2,272,821

Net Assets
Beginning of period	7,470,637	5,197,816
End of period (including undistributed net investment income of $123,611 and undistributed net investment income of $83,429, respectively)	$ 7,951,946	$ 7,470,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - High Income

	Six months ended October 31,	Years ended April 30,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Income from Investment Operations
Net investment income D	.340	.651	.640	.639	.654	.614
Net realized and unrealized gain (loss)	.162	1.934	(1.799)	(.566)	.291	.216
Total from investment operations	.502	2.585	(1.159)	.073	.945	.830
Distributions from net investment income	(.293)	(.586)	(.604)	(.654)	(.646)	(.610)
Distributions from net realized gain	-	(.010)	-	-	-	-
Total distributions	(.293)	(.596)	(.604)	(.654)	(.646)	(.610)
Redemption fees added to paid in capital D	.001	.001	.003	.001	.001	- H
Net asset value, end of period	$ 9.03	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Total Return B, C	5.89%	38.94%	(13.26)%	.99%	11.09%	9.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.74% A	.75%	.77%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.74% A	.75%	.77%	.75%	.75%	.77%
Expenses net of all reductions	.74% A	.75%	.77%	.74%	.75%	.76%
Net investment income	7.80% A	8.09%	9.04%	7.36%	7.31%	6.97%
Supplemental Data
Net assets, end of period (in millions)	$ 7,318	$ 7,158	$ 5,198	$ 5,436	$ 5,027	$ 3,716
Portfolio turnover rate F	38% A	65%	27%	33%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31,	Years ended April 30,
	2010	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 7.27
Income from Investment Operations
Net investment income D	.346	.564
Net realized and unrealized gain (loss)	.162	1.506
Total from investment operations	.508	2.070
Distributions from net investment income	(.299)	(.511)
Distributions from net realized gain	-	(.010)
Total distributions	(.299)	(.521)
Redemption fees added to paid in capital D	.001	.001
Net asset value, end of period	$ 9.03	$ 8.82
Total Return B, C	5.97%	29.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A	.60% A
Expenses net of fee waivers, if any	.59% A	.60% A
Expenses net of all reductions	.59% A	.60% A
Net investment income	7.95% A	8.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 634	$ 312
Portfolio turnover rate F	38% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 745,073
Gross unrealized depreciation	(129,908)
Net unrealized appreciation (depreciation)	$ 615,165
Tax cost	$ 7,286,434

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,528,645 and $1,324,596, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
High Income	$ 5,332.15

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2010	Year ended April 30, 2010 A
From net investment income
High Income	$ 231,334	$ 471,207
Class F	15,564	6,604
Total	$ 246,898	$ 477,811
From net realized gain
High Income	$ -	$ 8,229
Class F	-	71
Total	$ -	$ 8,300

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2010	Year ended April 30, 2010 A	Six months ended October 31, 2010	Year ended April 30, 2010 A
High Income
Shares sold	135,672	257,106	$ 1,176,636	$ 2,046,785
Reinvestment of distributions	24,165	53,583	209,374	435,598
Shares redeemed	(161,122)	(260,473)	(1,388,222)	(2,102,825)
Net increase (decrease)	(1,285)	50,216	$ (2,212)	$ 379,558
Class F
Shares sold	35,958	35,794	$ 311,368	$ 302,512
Reinvestment of distributions	1,789	778	15,564	6,675
Shares redeemed	(2,908)	(1,170)	(24,737)	(9,860)
Net increase (decrease)	34,839	35,402	$ 302,195	$ 299,327

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K® Funds were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 17, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

SPH-F-SANN-1210
1.891781.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010